UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2016

Michael W. Stockton

SMALLCAP World Fund, Inc.

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

SMALLCAP World Fund® Semi-annual report for the six months ended March 31, 2016

SMALLCAP World Fund seeks to provide you with long-term growth of capital.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2016:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–10.88%	4.69%	4.87%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 1.07% for Class A shares as of the prospectus dated December 1, 2015.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations and political instability. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

Heightened volatility in global equity markets, with concerns about the Chinese economy a foremost factor, muted total returns for SMALLCAP World Fund in the first six months of its current fiscal year. For the six-month period ended March 31, 2016, the fund returned 0.22%. This figure includes the reinvestment of a one-time capital gain payment, made on December 23, 2015, of $2.83 a share.

By way of comparison, the MSCI All Country World Small Cap Index — an unmanaged index of global small-cap equities that does not include fees or expenses — gained 4.87% for the same period, while the Lipper Global Small-/Mid-Cap Funds Average, a measure of the fund’s peer group, returned 3.11%.

While we are not pleased with these short-term results, it’s worth remembering that we invest for the long term. We have always felt that volatility measured in weeks or months is a secondary concern to finding investments with long-term potential. As you can see in the table below, this approach has benefitted the fund’s shareholders,

Results at a glance

For periods ended March 31, 2016, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 4/30/90)

SMALLCAP World Fund (Class A shares)	0.22%	–5.45%	5.93%	5.49%	9.23%
MSCI All Country World Small Cap Index*	4.87	–4.50	5.39	5.45	n/a
Lipper Global Small-/Mid-Cap Funds Average†	3.11	–5.82	4.79	4.34	8.91

*	The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. The market index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. Results reflect dividends net of withholding taxes. This index was not in existence when the fund’s Class A shares were first sold; therefore, lifetime results are not available.
†	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category.

SMALLCAP World Fund	1

as the fund’s returns have surpassed those of its peers and benchmarks over longer periods. The fund’s Class R-5 shares were recently recognized by Lipper as offering the best 10-year returns in the Lipper Global Small-/Mid-Cap Funds category, our third straight year for this honor.

Market overview

The first half of the fund’s fiscal year was marked with deep uncertainty on a number of fronts. Foremost in many investors’ minds were concerns about weakness in the Chinese economy. A continued decline in oil prices also hurt many oil exporting economies in emerging markets.

These concerns were amplified by mixed economic data regarding the U.S. economy, as well as a particularly heated presidential campaign season. There were also concerns that the Federal Reserve would move ahead with a program of interest rate hikes through 2016.

All of this led to a sharp decline in global stocks in the first few months of the 2016 calendar year. However, this was quickly followed by gains in major equity markets. This sort of volatility is the mark of investor uncertainty, which may continue through the rest of the fund’s fiscal year.

The fund’s holdings

Overall, the fund had roughly 41% of its total portfolio in U.S.-based equities — less than the MSCI index, though returns from the fund’s U.S. equity holdings were largely negative during the period. Despite the uncertainty around China’s economy, the fund’s careful selection of Chinese stocks benefitted the fund on both an absolute and relative basis, as did holdings in Brazilian companies.

Where the fund’s assets are invested (by country of domicile)

	As of March 31, 2016	Percent of net assets
▀	United States	41.5%
▀	Asia & Pacific Basin	22.3
▀	Europe	19.9
▀	Other (including Canada & Latin America)	6.3
▀	Short-term securities & other assets less liabilities	10.0

	As of September 30, 2015	Percent of net assets
▀	United States	44.2%
▀	Asia & Pacific Basin	21.2
▀	Europe	20.1
▀	Other (including Canada & Latin America)	4.3
▀	Short-term securities & other assets less liabilities	10.2

2	SMALLCAP World Fund

The fund’s health care holdings, which had long benefitted shareholders during this economic cycle, were detrimental to returns during this six-month period, and may signal a shift away from the leading role this industry had in the market. The fund’s holdings in information technology, materials and consumer stocks generally helped returns.

At the end of the six-month period, the fund held roughly 10% of the portfolio in cash and short-term securities. In volatile markets, cash not only can provide a buffer against volatility, but also can allow portfolio managers to take advantage of sudden price shifts by purchasing stocks at attractive valuations. Each individual portfolio manager determines how much cash he or she wishes to have on hand.

Looking ahead

There are reasons to be optimistic as we look to the remainder of the fund’s fiscal year. The Federal Reserve has signaled it will ease back on further rate hikes until the economy shows more signs of stability. In that vein, U.S. economic data has improved modestly. We expect the domestic economy to continue growing slowly — but grow nonetheless. Meanwhile the Chinese economy will remain challenged with the buildup of considerable debt.

While investor caution and uncertainty contributed to a lack of initial public offerings in the U.S. in the first quarter of 2016, we believe that merger and acquisition activity will become a more important factor for small-cap equities in the months ahead.

Despite all the uncertainties in the world, we will remain relentlessly focused on discovering potential investments for the fund. We have a steady flow of new investment ideas from our global research team, and the competition to discover SMALLCAP investment opportunities, and to uncover the latest insights into current holdings, remains intense and healthy.

In summary, we remain committed to our bottom-up research effort and our long-term orientation. We thank you for the continued trust you’ve placed in us, and look forward to reporting to you again in six months.

Cordially,

Jonathan Knowles

Vice Chairman of the Board

Gregory W. Wendt
President

May 13, 2016

For current information about the fund, visit americanfunds.com.

SMALLCAP World Fund	3

Summary investment portfolio March 31, 2016	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	41.53%
United Kingdom	8.25
Euro zone*	7.01
Japan	5.80
India	4.31
China	3.51
Canada	3.09
Hong Kong	1.94
Taiwan	1.91
Other countries	12.67
Short-term securities & other assets less liabilities	9.98
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal, Slovenia and Spain.

		Value
Common stocks 89.03%	Shares	(000)
Consumer discretionary 17.05%
Domino’s Pizza, Inc.[1]	2,828,769	$373,001
Lions Gate Entertainment Corp.[1]	8,102,000	177,029
Dollarama Inc.	2,005,000	141,087
Ted Baker PLC[1]	3,167,993	123,897
Paddy Power Betfair PLC	886,051	123,610
GVC Holdings PLC[1]	16,741,307	121,426
BCA Marketplace PLC[1]	42,870,000	112,369
YOOX Net-A-Porter Group SPA[2]	3,288,469	100,920
Other securities		3,292,078
		4,565,417

Health care 15.70%
Molina Healthcare, Inc.[1,2]	4,340,630	279,927
Incyte Corp.[2]	3,497,991	253,499
China Biologic Products, Inc.[1,2]	1,774,423	203,136
Myriad Genetics, Inc.[1,2]	5,263,377	197,008
Hikma Pharmaceuticals PLC	4,794,253	136,338

4	SMALLCAP World Fund

		Value
	Shares	(000)
athenahealth, Inc.[2]	929,371	$128,978
Insulet Corp.[1,2]	3,884,000	128,793
GW Pharmaceuticals PLC (ADR)[1,2]	1,652,700	119,242
Centene Corp.[2]	1,709,439	105,250
Sysmex Corp.	1,643,000	102,774
Spire Healthcare Group PLC	17,800,000	91,779
CONMED Corp.[1]	2,141,654	89,821
Other securities		2,368,487
		4,205,032

Information technology 13.47%
Qorvo, Inc.[2]	3,884,370	195,811
AAC Technologies Holdings Inc.	23,966,500	183,209
Kakaku.com, Inc.	7,074,000	131,367
Vanguard International Semiconductor Corp.	81,256,386	126,995
Zynga Inc., Class A2	54,170,000	123,508
DeNA Co., Ltd.	5,887,700	101,437
Demandware, Inc.[1,2]	2,536,456	99,175
EPAM Systems, Inc.[2]	1,275,400	95,234
Finisar Corp.[2]	4,901,000	89,394
Other securities		2,459,985
		3,606,115

Industrials 12.02%
Hoshizaki Electric Co., Ltd.	2,334,600	194,783
ITT Corp.	3,580,000	132,066
Loomis AB, Class B	3,769,042	106,549
MonotaRO Co., Ltd.	3,396,800	100,958
Oshkosh Corp.	2,385,600	97,499
AA PLC	24,237,138	92,178
NIBE Industrier AB, Class B	2,670,000	91,530
Other securities		2,404,250
		3,219,813

Financials 9.71%
Kotak Mahindra Bank Ltd.	20,057,040	206,151
Validus Holdings, Ltd.	2,863,000	135,105
Umpqua Holdings Corp.	7,004,541	111,092
GT Capital Holdings, Inc.	3,485,200	105,211
VZ Holding AG	363,400	95,995
Financial Engines, Inc.	2,865,947	90,077
Other securities		1,856,910
		2,600,541

Consumer staples 6.93%
Sprouts Farmers Market, Inc.[2]	5,312,600	154,278
Emmi AG	263,500	144,006
Raia Drogasil SA, ordinary nominative	8,267,574	120,025
Pinnacle Foods Inc.	2,389,050	106,743
Other securities		1,330,730
		1,855,782

SMALLCAP World Fund	5

Common stocks (continued)	Shares	Value (000)
Materials 4.50%
Chr. Hansen Holding A/S	2,593,200	$174,081
James Hardie Industries PLC (CDI)	6,855,000	93,849
Other securities		937,390
		1,205,320

Energy 3.11%
Other securities		833,805
		833,805

Telecommunication services 0.98%
Other securities		262,920
		262,920
Utilities 0.71%
ENN Energy Holdings Ltd.	19,994,000	109,670
Other securities		80,438
		190,108

Miscellaneous 4.85%
Other common stocks in initial period of acquisition		1,298,358

Total common stocks (cost: $19,201,730,000)		23,843,211

Preferred securities 0.00%
Consumer staples 0.00%
Other securities		119

Total preferred securities (cost: $185,000)		119

Rights & warrants 0.01%
Other 0.01%
Other securities		3,962

Total rights & warrants (cost: $926,000)		3,962

Convertible stocks 0.38%
Other 0.38%
Other securities		100,659

Total convertible stocks (cost: $112,587,000)		100,659

Bonds, notes & other debt instruments 0.60%	Principal amount (000)
Other bonds & notes 0.60%
Other securities		160,503

Total bonds, notes & other debt instruments (cost: $156,357,000)		160,503

6	SMALLCAP World Fund

Short-term securities 9.80%	Principal amount (000)	Value (000)
Bank of Nova Scotia 0.50%–0.92% due 5/2/2016–10/14/2016[3]	$64,500	$64,417
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.39% due 4/14/2016	46,300	46,293
BNP Paribas Finance Inc. 0.45%–0.59% due 4/4/2016–6/3/2016	125,200	125,153
Federal Home Loan Bank 0.26%–0.60% due 4/6/2016–8/1/2016	320,200	320,088
KfW 0.55% due 5/27/2016[3]	102,300	102,233
Liberty Street Funding Corp. 0.58% due 5/23/2016[3]	48,200	48,165
Mitsubishi UFJ Trust and Banking Corp. 0.47%–0.49% due 4/11/2016–5/24/2016[3]	173,800	173,717
Mizuho Bank, Ltd. 0.60%–0.61% due 6/8/2016–6/20/2016[3]	160,200	160,019
Nordea Bank AB 0.61%–0.64% due 6/2/2016–7/8/2016[3]	178,700	178,489
Rabobank Nederland NV 0.64% due 5/3/2016	100,200	100,163
Royal Bank of Canada 0.71% due 6/13/2016	100,000	99,907
Sumitomo Mitsui Banking Corp. 0.35%–0.61% due 4/12/2016–5/13/2016[3]	162,500	162,438
Svenska Handelsbanken Inc. 0.56%–0.64% due 6/6/2016–7/11/2016[3]	139,100	138,890
Thunder Bay Funding, LLC 0.53%–0.82% due 4/14/2016–8/8/2016[3]	91,500	91,363
Total Capital Canada Ltd. 0.58%–0.59% due 4/14/2016–4/25/2016[3]	140,200	140,172
Toyota Credit Canada Inc. 0.55%–0.68% due 6/3/2016–7/19/2016	50,000	49,930
Toyota Motor Credit Corp. 0.40% due 4/5/2016	50,000	49,997
Westpac Banking Corp. 0.47%–0.86% due 5/9/2016–9/26/2016[3]	126,200	125,868
Other securities		447,272

Total short-term securities (cost: $2,624,150,000)		2,624,574
Total investment securities 99.82% (cost: $22,095,935,000)		26,733,028
Other assets less liabilities 0.18%		49,434

Net assets 100.00%		$26,782,462

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities in “Other securities” (with an aggregate value of $127,033,000, an aggregate cost of $130,978,000, and which represented .46% of the net assets of the fund) were acquired from 12/3/2013 to 5/7/2015 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities“ also includes securities which were pledged as collateral. The total value of pledged collateral was $9,102,000, which represented .03% of the net assets of the fund.

SMALLCAP World Fund	7

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $533,566,000.

					Unrealized
					(depreciation)
			Contract amount		appreciation
			Receive	Deliver	at 3/31/2016
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Australian dollars	4/8/2016	Barclays Bank PLC	$1,028	A$1,450	$(84)
Australian dollars	4/13/2016	HSBC Bank	$39,115	A$53,150	(1,603)
Australian dollars	5/27/2016	UBS AG	$1,518	A$2,000	(11)
British pounds	4/5/2016	UBS AG	$53,869	£38,626	(1,608)
British pounds	4/7/2016	JPMorgan Chase	$27,359	£19,503	(654)
British pounds	4/8/2016	Citibank	$49,264	£34,459	(229)
British pounds	4/11/2016	Barclays Bank PLC	$17,293	£12,465	(610)
British pounds	4/12/2016	Bank of America, N.A.	$67,684	£46,673	649
British pounds	4/12/2016	Barclays Bank PLC	$5,975	£4,122	54
British pounds	5/11/2016	Citibank	$67,343	£47,310	(614)
Canadian dollars	4/7/2016	UBS AG	$24,125	C$34,000	(2,055)
Euros	4/13/2016	HSBC Bank	$12,413	€11,315	(467)
Euros	4/14/2016	Citibank	$1,795	€1,650	(83)
Japanese yen	4/13/2016	JPMorgan Chase	$19,480	¥2,208,500	(151)
Japanese yen	4/18/2016	HSBC Bank	$24,913	¥2,842,000	(354)
Japanese yen	4/22/2016	UBS AG	$59,440	¥6,685,000	1
Japanese yen	4/25/2016	JPMorgan Chase	$7,324	¥826,910	(29)
Japanese yen	4/28/2016	UBS AG	$5,891	¥669,165	(60)
Japanese yen	5/18/2016	Bank of New York Mellon	$2,984	¥339,900	(41)
Japanese yen	6/6/2016	HSBC Bank	$10,684	¥1,200,000	1
Singapore dollars	5/26/2016	Barclays Bank PLC	$14,469	S$20,302	(589)
Thai baht	5/9/2016	JPMorgan Chase	$4,817	THB171,650	(58)
					$(8,595)

8	SMALLCAP World Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended March 31, 2016, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	3/31/2016
	shares	Additions	Reductions	shares	(000)	(000)
Domino’s Pizza, Inc.	3,125,769	—	297,000	2,828,769	$2,157	$373,001
Molina Healthcare, Inc.[2]	3,898,100	442,530	—	4,340,630	—	279,927
China Biologic Products, Inc.[2]	283,500	1,490,923	—	1,774,423	—	203,136
Myriad Genetics, Inc.[2]	5,766,556	—	503,179	5,263,377	—	197,008
Lions Gate Entertainment Corp.	6,877,000	1,543,000	318,000	8,102,000	1,320	177,029
Insulet Corp.[2]	2,374,000	1,510,000	—	3,884,000	—	128,793
Ted Baker PLC	3,167,993	—	—	3,167,993	648	123,897
GVC Holdings PLC	1,663,694	15,077,613	—	16,741,307	267	121,426
GW Pharmaceuticals PLC (ADR)[2]	1,652,700	—	—	1,652,700	—	119,242
BCA Marketplace PLC	42,870,000	—	—	42,870,000	1,302	112,369
Demandware, Inc.[2]	2,529,356	7,100	—	2,536,456	—	99,175
CONMED Corp.	2,141,654	—	—	2,141,654	857	89,821
Zeltiq Aesthetics, Inc.[2]	3,002,044	120,000	—	3,122,044	—	84,795
Zoopla Property Group PLC	23,421,100	150,629	—	23,571,729	878	84,637
Globant SA2	2,467,480	250,030	—	2,717,510	—	83,862
Inphi Corp.[2]	2,437,199	22,000	—	2,459,199	—	81,990
King Slide Works Co., Ltd.	6,683,000	332,000	—	7,015,000	—	80,974
U.S. Silica Holdings, Inc.	—	3,485,000	—	3,485,000	310	79,179
WHA Corp. PCL[2]	677,141,200	183,467,700	—	860,608,900	—	76,325
WHA Corp. PCL, warrants, expire 2020[2]	6,909,830	—	—	6,909,830	—	1,503
zooplus AG, non-registered shares[2]	527,778	—	—	527,778	—	72,367
Quotient Technology Inc.[2,4]	4,881,613	1,830,000	—	6,711,613	—	71,143
eMemory Technology Inc.	6,146,000	—	—	6,146,000	—	71,039
POYA International Co., Ltd.	5,588,216	1,081,000	—	6,669,216	—	70,870
HKBN Ltd.	60,888,000	—	5,416,500	55,471,500	1,571	68,505
Tele Columbus AG2	2,976,000	3,720,000	—	6,696,000	—	68,445
Continental Building Products, Inc.[2]	3,035,700	200,000	—	3,235,700	—	60,055
Entertainment One Ltd.	15,254,082	9,896,549	—	25,150,631	—	54,798
TechnoPro Holdings, Inc.	1,845,000	—	—	1,845,000	767	54,754
Genomma Lab Internacional, SAB de CV, Series B2	36,988,000	30,495,000	—	67,483,000	—	52,183
NCC Group PLC	13,350,000	1,036,000	—	14,386,000	307	51,758
Iridium Communications Inc.[2]	4,889,615	181,000	—	5,070,615	—	39,906
Iridium Communications Inc., Series A, convertible preferred[3]	60,000	—	—	60,000	525	5,584

SMALLCAP World Fund	9

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	3/31/2016
	shares	Additions	Reductions	shares	(000)	(000)
Installed Building Products, Inc.[2]	1,704,039	—	—	1,704,039	$—	$45,344
Lands’ End, Inc.[2]	1,704,000	—	—	1,704,000	—	43,469
Super Group Ltd.	59,000,000	—	—	59,000,000	—	43,336
Takeuchi Mfg. Co., Ltd.	3,770,400	149,500	931,900	2,988,000	480	43,116
CenterState Banks, Inc.	1,802,399	956,000	—	2,758,399	152	41,072
Poundland Group PLC	15,898,506	1,545,000	—	17,443,506	415	39,083
Sirius Minerals Plc[2]	153,077,760	26,600,000	—	179,677,760	—	38,064
Sirius Minerals Plc, warrants, expire 2015[3,5]	26,600,000	—	26,600,000	—	—	—
Natera, Inc.[2,6]	1,795,567	2,593,996	391,760	3,997,803	—	38,059
Adaptimmune Therapeutics PLC (ADR)[2]	1,713,918	2,887,082	—	4,601,000	—	37,406
Adaptimmune Therapeutics PLC[3,5]	16,938,900	—	16,938,900	—	—	—
Sleep Country Canada Holdings Inc.[6]	1,736,300	637,888	—	2,374,188	332	35,665
RIB Software AG	2,476,356	428,637	—	2,904,993	—	30,180
Century Communities, Inc.[2]	1,716,000	—	—	1,716,000	—	29,292
Mothercare PLC[2]	10,810,000	290,000	—	11,100,000	—	29,015
Stock Spirits Group PLC	15,474,743	—	1,807,284	13,667,459	—	28,807
CPI Card Group Inc.	—	3,450,000	—	3,450,000	155	28,428
CCL Products (India) Ltd.	7,278,328	1,562,944	—	8,841,272	197	25,794
Regulus Therapeutics Inc.[2]	2,015,000	1,520,000	—	3,535,000	—	24,498
Sonus Networks, Inc.[2]	2,938,000	287,000	—	3,225,000	—	24,284
Cox & Kings Ltd.	10,130,825	330,000	1,592,000	8,868,825	—	24,167
Cox & Kings Ltd. (GDR)[5]	330,000	—	330,000	—	—	—
Actua Corp[2]	2,602,000	—	—	2,602,000	—	23,548
Zegona Communications PLC[2,5]	12,305,654	—	—	12,305,654	—	23,241
Beauty Community PCL	150,000,000	—	—	150,000,000	—	23,024
Trupanion, Inc.[2]	2,155,668	101,832	—	2,257,500	—	22,236
Neovasc Inc. (CAD denominated)[2]	4,246,900	333,557	—	4,580,457	—	19,292
Neovasc Inc.[2]	503,836	—	—	503,836	—	2,151
Ocular Therapeutix, Inc.[2]	1,955,700	21,878	—	1,977,578	—	19,103
KEYW Holding Corp.[2]	2,836,400	—	—	2,836,400	—	18,834
Tidewater Midstream and Infrastructure Ltd.[3]	12,444,000	—	—	12,444,000	184	13,414
Tidewater Midstream and Infrastructure Ltd.	—	4,490,000	—	4,490,000	34	4,840
J. Kumar Infraprojects Ltd.	1,780,000	2,312,000	—	4,092,000	—	16,977
Flexion Therapeutics, Inc.[2]	1,703,194	160,000	140,143	1,723,051	—	15,852
Papa Murphy’s Holdings, Inc.[2]	1,202,000	—	—	1,202,000	—	14,364
Mahindra Lifespace Developers Ltd.	2,157,380	—	—	2,157,380	—	13,728
TravelCenters of America LLC[2]	2,023,750	—	—	2,023,750	—	13,701
MagnaChip Semiconductor Corp.[2]	2,355,000	—	—	2,355,000	—	12,811
GoldMoney Inc.[2,3,5]	—	3,531,100	—	3,531,100	—	9,855
Mytrah Energy Ltd.[2]	10,418,000	—	—	10,418,000	—	7,706
Xenon Pharmaceuticals Inc.[2]	1,030,000	—	—	1,030,000	—	7,200

10	SMALLCAP World Fund

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	3/31/2016
	shares	Additions	Reductions	shares	(000)	(000)
Talwalkars Better Value Fitness Ltd.	2,389,000	—	—	2,389,000	$—	$6,833
Kennady Diamonds Inc.[2]	372,952	2,185,000	—	2,557,952	—	6,657
ITT Educational Services, Inc.[2]	1,869,000	—	—	1,869,000	—	5,775
Lekoil Ltd. (CDI)[2]	19,430,400	5,778,000	—	25,208,400	—	5,431
Savannah Petroleum PLC[2,5]	10,844,000	—	—	10,844,000	—	3,680
BNK Petroleum Inc.[2]	12,804,914	—	—	12,804,914	—	3,500
San Leon Energy PLC[2,5]	4,003,000	—	—	4,003,000	—	1,674
Greenko Group PLC[5]	9,748,155	—	—	9,748,155	14,064	141
Altisource Asset Management Corp.[2,7]	116,926	11,050	98,344	29,632	—	—
ARC Document Solutions, Inc.[2,7]	3,760,323	—	3,760,323	—	—	—
ChemoCentryx, Inc.[2,7]	3,467,240	—	1,977,392	1,489,848	—	—
Delphi Energy Corp.[2,7]	10,178,500	—	10,178,500	—	—	—
Emmi AG7	290,775	—	27,275	263,500	—	—
EVINE Live Inc., Class A2,7	3,987,540	—	3,987,540	—	—	—
EXACT Sciences Corp.[2,7]	6,801,000	800,000	4,163,438	3,437,562	—	—
Finisar Corp.[2,7]	5,386,000	—	485,000	4,901,000	—	—
Northgate PLC[5,7]	6,908,399	—	6,908,399	—	512	—
Novadaq Technologies Inc.[2,7]	3,084,948	—	444,082	2,640,866	—	—
RMP Energy Inc.[7]	6,670,300	—	6,670,300	—	—	—
Sinmag Equipment Corp.[5,7]	3,877,020	—	3,877,020	—	—	—
Spire Healthcare Group PLC[7]	22,412,000	—	4,612,000	17,800,000	444	—
Suprema Inc.[5,7]	868,200	—	868,200	—	—	—
Talmer Bancorp, Inc., Class A7	3,434,028	—	924,028	2,510,000	189	—
Tribhovandas Bhimji Zaveri Ltd.[5,7]	4,335,732	—	4,335,732	—	—	—
Twelve, Inc., Series C, convertible preferred[5,7]	3,475,770	—	3,475,770	—	—	—
					$28,067	$4,304,143

SMALLCAP World Fund	11

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $1,738,618,000, which represented 6.49% of the net assets of the fund.
[4]	This security changed its name during the reporting period.
[5]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Other securities,“ was $228,863,000, which represented .85% of the net assets of the fund.
[6]	This security was an unaffiliated issuer in its initial period of acquisition at 9/30/2015; it was not publicly disclosed.
[7]	Unaffiliated issuer at 3/31/2016.

Key to abbreviations and symbols

ADR = American Depositary Receipts

CDI = CREST Depository Interest

GDR = Global Depositary Receipts

A$ = Australian dollars

CAD/C$ = Canadian dollars

€= Euros

£ = British pounds

¥ = Japanese yen

S$ = Singapore dollars

THB = Thai baht

See Notes to Financial Statements

12	SMALLCAP World Fund

Financial statements

Statement of assets and liabilities at March 31, 2016	unaudited (dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $18,314,741)	$22,428,885
Affiliated issuers (cost: $3,781,194)	4,304,143	$26,733,028
Cash denominated in currencies other than U.S. dollars (cost: $113)		112
Cash		5,375
Unrealized appreciation on open forward currency contracts		705
Receivables for:
Sales of investments	115,107
Sales of fund’s shares	42,584
Dividends and interest	31,232
Other	1,078	190,001
		26,929,221
Liabilities:
Unrealized depreciation on open forward currency contracts		9,300
Payables for:
Purchases of investments	56,928
Repurchases of fund’s shares	32,913
Closed forward currency contracts	869
Investment advisory services	13,872
Services provided by related parties	5,937
Directors’ deferred compensation	3,064
Other	23,876	137,459
Net assets at March 31, 2016		$26,782,462

Net assets consist of:
Capital paid in on shares of capital stock		$22,474,174
Accumulated net investment loss		(199,681)
Accumulated net realized loss		(99,761)
Net unrealized appreciation		4,607,730
Net assets at March 31, 2016		$26,782,462

See Notes to Financial Statements

SMALLCAP World Fund	13

(dollars and shares in thousands, except per-share amounts)

Total authorized capital stock — 1,000,000 shares,
$.01 par value (636,065 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$17,047,014	402,267		$42.38
Class B	41,083	1,067		38.49
Class C	805,115	21,245		37.90
Class F-1	662,717	15,805		41.93
Class F-2	1,621,796	37,876		42.82
Class 529-A	945,825	22,551		41.94
Class 529-B	6,181	159		38.84
Class 529-C	269,226	6,975		38.60
Class 529-E	49,482	1,210		40.90
Class 529-F-1	82,032	1,938		42.34
Class R-1	32,222	826		39.02
Class R-2	598,742	15,343		39.02
Class R-2E	3,154	75		42.31
Class R-3	743,815	18,220		40.82
Class R-4	712,197	16,935		42.06
Class R-5E	9	—	*	42.40
Class R-5	492,951	11,372		43.35
Class R-6	2,668,901	62,201		42.91

*	Amount less than one thousand.

See Notes to Financial Statements

14	SMALLCAP World Fund

Statement of operations for the six months ended March 31, 2016	unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $3,120; also includes $28,067 from affiliates)	$120,881
Interest	5,770	$126,651

Fees and expenses*:
Investment advisory services	82,529
Distribution services	32,662
Transfer agent services	21,771
Administrative services	3,186
Reports to shareholders	855
Registration statement and prospectus	815
Directors’ compensation	(7)
Auditing and legal	458
Custodian	1,814
State and local taxes	1
Other	704	144,788
Net investment loss		(18,137)

Net realized loss and unrealized appreciation:
Net realized (loss) gain on:
Investments (net of non-U.S. taxes of $211; also includes $170,856 net gain from affiliates)	(261,339)
Forward currency contracts	17,108
Currency transactions	(239)	(244,470)
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $21,820)	354,149
Forward currency contracts	(19,025)
Currency translations	736	335,860
Net realized loss and unrealized appreciation		91,390
Net increase in net assets resulting from operations		$73,253

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

SMALLCAP World Fund	15

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	March 31, 2016*	September 30, 2015
Operations:
Net investment (loss) income	$(18,137)	$15,445
Net realized (loss) gain	(244,470)	1,912,240
Net unrealized appreciation (depreciation)	335,860	(1,435,307)
Net increase in net assets resulting from operations	73,253	492,378

Distributions paid to shareholders from net realized gain on investments	(1,672,931)	(2,489,781)

Net capital share transactions	2,177,968	2,563,419

Total increase in net assets	578,290	566,016

Net assets:
Beginning of period	26,204,172	25,638,156
End of period (including accumulated net investment loss: $(199,681) and $(181,544), respectively)	$26,782,462	$26,204,172

*	Unaudited.

See Notes to Financial Statements

16	SMALLCAP World Fund

Notes to financial statements	unaudited

1. Organization

SMALLCAP World Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital. Shareholders approved a proposal to reorganize the fund from a Maryland corporation to a Delaware statutory trust. The reorganization may be completed in the next year; however, the fund reserves the right to delay the implementation.

The fund has 18 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class B and 529-B shares of the fund are not available for purchase.

On November 20, 2015, the fund made an additional retirement plan share class (Class R-5E) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different

SMALLCAP World Fund	17

arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

18	SMALLCAP World Fund

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most

SMALLCAP World Fund	19

appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

20	SMALLCAP World Fund

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2016 (dollars in thousands):

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$4,564,709	$—	$708	$4,565,417
Health care	4,187,072	—	17,960	4,205,032
Information technology	3,596,260	9,855	—	3,606,115
Industrials	3,219,813	—	—	3,219,813
Financials	2,582,450	18,091	—	2,600,541
Consumer staples	1,855,782	—	—	1,855,782
Materials	1,205,320	—	—	1,205,320
Energy	772,472	43,259	18,074	833,805
Telecommunication services	239,679	—	23,241	262,920
Utilities	189,967	—	141	190,108
Miscellaneous	1,298,358	—	—	1,298,358
Preferred securities	119	—	—	119
Rights & warrants	1,503	1,181	1,278	3,962
Convertible stocks	—	5,584	95,075	100,659
Bonds, notes & other debt instruments	—	160,503	—	160,503
Short-term securities	—	2,624,574	—	2,624,574
Total	$23,713,504	$2,863,047	$156,477	$26,733,028

See the following page for footnote.

SMALLCAP World Fund	21

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$705	$—	$705
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(9,300)	—	(9,300)
Total	$—	$(8,595)	$—	$(8,595)

*	Securities with a value of $9,643,289,000, which represented 36.01% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

22	SMALLCAP World Fund

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to

SMALLCAP World Fund	23

manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of, or for the six months ended, March 31, 2016 (dollars in thousands):

		Assets		Liabilities
		Location on statement of		Location on statement of
Contract	Risk type	assets and liabilities	Value	assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$705	Unrealized depreciation on open forward currency contracts	$9,300
Forward currency	Currency	Receivables for closed forward currency contracts	—	Payables for closed forward currency contracts	869
			$705		$10,169

		Net realized gain		Net unrealized depreciation
Contract	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$17,108	Net unrealized depreciation on forward currency contracts	$(19,025)

Collateral — The fund participates in a collateral program due to its use of forward currency contracts. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same

24	SMALLCAP World Fund

transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of March 31, 2016 (dollars in thousands) if close-out netting was exercised:

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$649	$—	$(622)	$—	$27
Barclays Bank PLC	54	(54)	—	—	—
HSBC Bank	1	(1)	—	—	—
UBS AG	1	(1)	—	—	—
Total	$705	$(56)	$(622)	$—	$27
Liabilities:
Bank of New York Mellon	$41	$—	$(41)	$—	$—
Barclays Bank PLC	1,283	(54)	(1,181)	—	48
Citibank	925	—	—	—	925
HSBC Bank	3,162	(1)	(2,857)	—	304
JPMorgan Chase	892	—	(855)	—	37
UBS AG	3,866	(1)	(3,630)	—	235
Total	$10,169	$(56)	$(8,564)	$—	$1,549

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2016, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

SMALLCAP World Fund	25

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2011, by state tax authorities for tax years before 2010 and by tax authorities outside the U.S. for tax years before 2008.

Non-U.S. taxation — Dividend income is recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S; deferred expenses; cost of investments sold; and income on certain investments . The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2015, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed long-term capital gains	$1,671,404

As of March 31, 2016, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$6,974,311
Gross unrealized depreciation on investment securities	(2,349,120)
Net unrealized appreciation on investment securities	4,625,191
Cost of investment securities	22,107,837

26	SMALLCAP World Fund

No distributions from ordinary income were paid to shareholders during the six months ended March 31, 2016, or for the year ended September 30, 2015. Tax-basis distributions paid to shareholders from long-term capital gains were as follows (dollars in thousands):

	Six months ended	Year ended
	March 31,	September 30,
Share class	2016	2015
Class A	$1,064,711	$1,620,300
Class B	3,676	11,193
Class C	58,177	91,765
Class F-1	42,143	60,501
Class F-2	96,780	118,437
Class 529-A	59,858	91,365
Class 529-B	551	1,553
Class 529-C	18,639	28,795
Class 529-E	3,219	4,863
Class 529-F-1	5,125	7,765
Class R-1	2,210	3,940
Class R-2	41,660	69,423
Class R-2E	77	1
Class R-3	49,451	78,623
Class R-4	45,110	69,525
Class R-5E*	1
Class R-5	29,273	43,654
Class R-6	152,270	188,078
Total	$1,672,931	$2,489,781

*	Class R-5E shares were offered beginning November 20, 2015.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.800% on the first $1 billion of daily net assets and decreasing to 0.595% on such assets in excess of $27 billion. For the six months ended March 31, 2016, the investment advisory services fee was $82,529,000, which was equivalent to an annualized rate of 0.630% of average daily net assets.

SMALLCAP World Fund	27

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of March 31, 2016, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide

28	SMALLCAP World Fund

services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended March 31, 2016, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$19,832	$15,902		$839		Not applicable
Class B	260	56		Not applicable		Not applicable
Class C	4,094	790		206		Not applicable
Class F-1	815	477		163		Not applicable
Class F-2	Not applicable	872		385		Not applicable
Class 529-A	989	803		234		$416
Class 529-B	39	9		2		3
Class 529-C	1,330	245		67		120
Class 529-E	122	23		12		22
Class 529-F-1	—	70		20		36
Class R-1	164	24		8		Not applicable
Class R-2	2,259	1,256		152		Not applicable
Class R-2E	5	1		—	*	Not applicable
Class R-3	1,870	721		188		Not applicable
Class R-4	883	386		177		Not applicable
Class R-5E†	Not applicable	—	*	—	*	Not applicable
Class R-5	Not applicable	128		119		Not applicable
Class R-6	Not applicable	8		614		Not applicable
Total class-specific expenses	$32,662	$21,771		$3,186		$597

*	Amount less than one thousand.
†	Class R-5E shares were offered beginning November 20, 2015.

SMALLCAP World Fund	29

Directors’ deferred compensation — Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $(7,000) in the fund’s statement of operations reflects $217,000 in current fees (either paid in cash or deferred) and a net decrease of $224,000 in the value of the deferred amounts.

Affiliated officers and directors — Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or directors received any compensation directly from the fund.

8. Committed line of credit

Effective April 29, 2016, the fund will participate with other funds managed by CRMC in a $500 million credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which will be reflected in other expenses in the fund’s statement of operations.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]			Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares

Six months ended March 31, 2016

Class A	$1,240,867	29,055		$1,047,382	24,178	$(1,100,872)	(25,759)	$1,187,377	27,474
Class B	706	18		3,663	93	(23,709)	(609)	(19,340)	(498)
Class C	66,125	1,703		57,696	1,486	(104,302)	(2,740)	19,519	449
Class F-1	97,186	2,304		41,681	973	(97,389)	(2,306)	41,478	971
Class F-2	334,557	7,728		93,181	2,130	(202,689)	(4,728)	225,049	5,130
Class 529-A	54,607	1,285		59,840	1,396	(53,735)	(1,264)	60,712	1,417
Class 529-B	50	1		551	14	(3,471)	(89)	(2,870)	(74)
Class 529-C	15,054	383		18,632	471	(19,794)	(504)	13,892	350
Class 529-E	2,637	63		3,219	77	(2,549)	(61)	3,307	79
Class 529-F-1	8,062	187		5,127	119	(9,095)	(208)	4,094	98
Class R-1	3,431	87		2,204	55	(7,144)	(173)	(1,509)	(31)
Class R-2	66,426	1,681		41,614	1,041	(98,698)	(2,475)	9,342	247
Class R-2E	3,226	75		76	2	(130)	(3)	3,172	74
Class R-3	84,760	2,044		49,429	1,184	(117,421)	(2,823)	16,768	405
Class R-4	81,947	1,918		45,104	1,049	(86,360)	(2,018)	40,691	949
Class R-5E2	10	—	[3]	—	—	—	—	10	— [3]
Class R-5	61,163	1,419		29,262	661	(45,185)	(1,032)	45,240	1,048
Class R-6	489,481	11,375		152,259	3,475	(110,704)	(2,544)	531,036	12,306
Total net increase (decrease)	$2,610,295	61,326		$1,650,920	38,404	$(2,083,247)	(49,336)	$2,177,968	50,394

30	SMALLCAP World Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended September 30, 2015

Class A	$1,839,672	37,984	$1,593,438	35,036	$(2,142,761)	(44,637)	$1,290,349	28,383
Class B	1,779	40	11,120	265	(62,586)	(1,409)	(49,687)	(1,104)
Class C	148,950	3,381	90,963	2,199	(206,045)	(4,711)	33,868	869
Class F-1	197,926	4,099	59,775	1,327	(167,562)	(3,535)	90,139	1,891
Class F-2	551,145	11,287	113,364	2,477	(274,668)	(5,705)	389,841	8,059
Class 529-A	106,546	2,226	91,346	2,027	(116,697)	(2,445)	81,195	1,808
Class 529-B	341	7	1,551	37	(8,171)	(182)	(6,279)	(138)
Class 529-C	32,830	734	28,787	683	(42,251)	(947)	19,366	470
Class 529-E	6,186	132	4,861	110	(6,858)	(147)	4,189	95
Class 529-F-1	17,050	353	7,763	171	(15,780)	(327)	9,033	197
Class R-1	8,027	178	3,930	93	(12,360)	(275)	(403)	(4)
Class R-2	148,953	3,305	69,391	1,633	(218,478)	(4,872)	(134)	66
Class R-2E	73	1	—	—	(10)	— [3]	63	1
Class R-3	198,149	4,222	78,595	1,783	(248,364)	(5,318)	28,380	687
Class R-4	180,779	3,752	69,524	1,540	(207,906)	(4,354)	42,397	938
Class R-5	122,897	2,496	43,649	943	(110,861)	(2,273)	55,685	1,166
Class R-6	611,527	12,665	188,059	4,106	(224,169)	(4,871)	575,417	11,900
Total net increase (decrease)	$4,172,830	86,862	$2,456,116	54,430	$(4,065,527)	(86,008)	$2,563,419	55,284

[1]	Includes exchanges between share classes of the fund.
[2]	Class R-5E shares were offered beginning November 20, 2015.
[3]	Amount less than one thousand.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $4,012,293,000 and $3,566,806,000, respectively, during the six months ended March 31, 2016.

SMALLCAP World Fund	31

Financial highlights

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment (loss) income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 3/31/2016[3,4]	$45.04	$(.03)	$.20	$.17
Year ended 9/30/2015	48.66	.04	1.09	1.13
Year ended 9/30/2014	48.91	.01	2.17	2.18
Year ended 9/30/2013	39.27	.06	10.12	10.18
Year ended 9/30/2012	31.45	.08	7.85	7.93
Year ended 9/30/2011	35.82	.09	(3.94)	(3.85)
Class B:
Six months ended 3/31/2016[3,4]	41.32	(.18)	.18	—
Year ended 9/30/2015	45.33	(.32)	1.06	.74
Year ended 9/30/2014	46.06	(.36)	2.06	1.70
Year ended 9/30/2013	36.95	(.26)	9.56	9.30
Year ended 9/30/2012	29.72	(.20)	7.43	7.23
Year ended 9/30/2011	33.87	(.20)	(3.71)	(3.91)
Class C:
Six months ended 3/31/2016[3,4]	40.73	(.18)	.18	—
Year ended 9/30/2015	44.77	(.32)	1.03	.71
Year ended 9/30/2014	45.54	(.36)	2.02	1.66
Year ended 9/30/2013	36.60	(.26)	9.45	9.19
Year ended 9/30/2012	29.44	(.19)	7.35	7.16
Year ended 9/30/2011	33.61	(.19)	(3.69)	(3.88)
Class F-1:
Six months ended 3/31/2016[3,4]	44.60	(.03)	.19	.16
Year ended 9/30/2015	48.23	.04	1.08	1.12
Year ended 9/30/2014	48.51	—	2.15	2.15
Year ended 9/30/2013	38.94	.09	10.03	10.12
Year ended 9/30/2012	31.18	.09	7.78	7.87
Year ended 9/30/2011	35.53	.10	(3.92)	(3.82)
Class F-2:
Six months ended 3/31/2016[3,4]	45.42	.03	.20	.23
Year ended 9/30/2015	48.92	.17	1.08	1.25
Year ended 9/30/2014	49.03	.15	2.17	2.32
Year ended 9/30/2013	39.38	.21	10.12	10.33
Year ended 9/30/2012	31.54	.20	7.86	8.06
Year ended 9/30/2011	35.93	.20	(3.96)	(3.76)
Class 529-A:
Six months ended 3/31/2016[3,4]	44.63	(.05)	.19	.14
Year ended 9/30/2015	48.29	—	1.09	1.09
Year ended 9/30/2014	48.59	(.03)	2.16	2.13
Year ended 9/30/2013	39.03	.04	10.05	10.09
Year ended 9/30/2012	31.27	.07	7.80	7.87
Year ended 9/30/2011	35.63	.08	(3.92)	(3.84)

32	SMALLCAP World Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net (loss) income to average net assets
$—	$(2.83)	$(2.83)	$42.38	.22%[5]	$17,047	1.10%[6]		(.13)%[6]
—	(4.75)	(4.75)	45.04	2.25	16,882	1.07		.08
—	(2.43)	(2.43)	48.66	4.43	16,857	1.07		.02
(.54)	—	(.54)	48.91	26.29	16,454	1.13		.15
(.11)	—	(.11)	39.27	25.26	13,557	1.14		.23
(.52)	—	(.52)	31.45	(11.01)	11,926	1.09		.23
—	(2.83)	(2.83)	38.49	(.19)[5]	41	1.87	[6]	(.92)[6]
—	(4.75)	(4.75)	41.32	1.49	65	1.83		(.72)
—	(2.43)	(2.43)	45.33	3.66	121	1.83		(.77)
(.19)	—	(.19)	46.06	25.29	185	1.89		(.63)
—	—	—	36.95	24.33	214	1.90		(.58)
(.24)	—	(.24)	29.72	(11.68)	266	1.86		(.55)
—	(2.83)	(2.83)	37.90	(.19)[5]	805	1.90	[6]	(.93)[6]
—	(4.75)	(4.75)	40.73	1.45	847	1.87		(.73)
—	(2.43)	(2.43)	44.77	3.61	892	1.87		(.79)
(.25)	—	(.25)	45.54	25.26	920	1.93		(.65)
—	—	—	36.60	24.32	779	1.93		(.56)
(.29)	—	(.29)	29.44	(11.70)	725	1.86		(.53)
—	(2.83)	(2.83)	41.93	.20 [5]	663	1.11	[6]	(.14)[6]
—	(4.75)	(4.75)	44.60	2.25	662	1.07		.08
—	(2.43)	(2.43)	48.23	4.42	624	1.09		—
(.55)	—	(.55)	48.51	26.33	868	1.07		.21
(.11)	—	(.11)	38.94	25.30	655	1.12		.25
(.53)	—	(.53)	31.18	(11.02)	583	1.08		.25
—	(2.83)	(2.83)	42.82	.36 [5]	1,622	.82	[6]	.15 [6]
—	(4.75)	(4.75)	45.42	2.50	1,487	.82		.35
—	(2.43)	(2.43)	48.92	4.72	1,208	.81		.31
(.68)	—	(.68)	49.03	26.68	629	.82		.48
(.22)	—	(.22)	39.38	25.69	344	.83		.55
(.63)	—	(.63)	31.54	(10.79)	266	.82		.53
—	(2.83)	(2.83)	41.94	.17 [5]	946	1.18	[6]	(.22)[6]
—	(4.75)	(4.75)	44.63	2.16	943	1.15		—
—	(2.43)	(2.43)	48.29	4.37	933	1.15		(.05)
(.53)	—	(.53)	48.59	26.18	884	1.19		.09
(.11)	—	(.11)	39.03	25.22	689	1.19		.19
(.52)	—	(.52)	31.27	(11.05)	541	1.14		.20

See page 38 for footnotes.

SMALLCAP World Fund	33

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment (loss) income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-B:
Six months ended 3/31/2016[3,4]	$41.70	$(.21)	$.18	$(.03)
Year ended 9/30/2015	45.75	(.37)	1.07	.70
Year ended 9/30/2014	46.52	(.42)	2.08	1.66
Year ended 9/30/2013	37.30	(.30)	9.66	9.36
Year ended 9/30/2012	30.03	(.23)	7.50	7.27
Year ended 9/30/2011	34.23	(.23)	(3.76)	(3.99)
Class 529-C:
Six months ended 3/31/2016[3,4]	41.45	(.20)	.18	(.02)
Year ended 9/30/2015	45.50	(.35)	1.05	.70
Year ended 9/30/2014	46.27	(.40)	2.06	1.66
Year ended 9/30/2013	37.20	(.29)	9.60	9.31
Year ended 9/30/2012	29.95	(.21)	7.46	7.25
Year ended 9/30/2011	34.19	(.22)	(3.76)	(3.98)
Class 529-E:
Six months ended 3/31/2016[3,4]	43.63	(.09)	.19	.10
Year ended 9/30/2015	47.41	(.11)	1.08	.97
Year ended 9/30/2014	47.87	(.14)	2.11	1.97
Year ended 9/30/2013	38.45	(.06)	9.91	9.85
Year ended 9/30/2012	30.79	(.03)	7.70	7.67
Year ended 9/30/2011	35.11	(.03)	(3.87)	(3.90)
Class 529-F-1:
Six months ended 3/31/2016[3,4]	44.98	— [7]	.19	.19
Year ended 9/30/2015	48.53	.11	1.09	1.20
Year ended 9/30/2014	48.73	.08	2.15	2.23
Year ended 9/30/2013	39.14	.13	10.07	10.20
Year ended 9/30/2012	31.35	.14	7.83	7.97
Year ended 9/30/2011	35.72	.15	(3.94)	(3.79)
Class R-1:
Six months ended 3/31/2016[3,4]	41.85	(.18)	.18	—
Year ended 9/30/2015	45.85	(.31)	1.06	.75
Year ended 9/30/2014	46.56	(.35)	2.07	1.72
Year ended 9/30/2013	37.40	(.23)	9.66	9.43
Year ended 9/30/2012	30.07	(.17)	7.50	7.33
Year ended 9/30/2011	34.32	(.19)	(3.77)	(3.96)
Class R-2:
Six months ended 3/31/2016[3,4]	41.85	(.18)	.18	—
Year ended 9/30/2015	45.84	(.29)	1.05	.76
Year ended 9/30/2014	46.56	(.35)	2.06	1.71
Year ended 9/30/2013	37.39	(.23)	9.67	9.44
Year ended 9/30/2012	30.07	(.18)	7.50	7.32
Year ended 9/30/2011	34.30	(.20)	(3.76)	(3.96)

34	SMALLCAP World Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net (loss) income to average net assets
$—	$(2.83)	$(2.83)	$38.84	(.23)%[5]	$6	2.01%[6]		(1.06)%[6]
—	(4.75)	(4.75)	41.70	1.36	10	1.94		(.83)
—	(2.43)	(2.43)	45.75	3.53	17	1.95		(.89)
(.14)	—	(.14)	46.52	25.17	25	1.99		(.73)
—	—	—	37.30	24.21	30	2.01		(.68)
(.21)	—	(.21)	30.03	(11.78)	36	1.95		(.63)
—	(2.83)	(2.83)	38.60	(.21)[5]	269	1.97	[6]	(1.00)[6]
—	(4.75)	(4.75)	41.45	1.37	274	1.93		(.78)
—	(2.43)	(2.43)	45.50	3.53	280	1.94		(.85)
(.24)	—	(.24)	46.27	25.21	273	1.98		(.70)
—	—	—	37.20	24.21	222	2.00		(.62)
(.26)	—	(.26)	29.95	(11.77)	186	1.94		(.61)
—	(2.83)	(2.83)	40.90	.06 [5]	49	1.39	[6]	(.43)[6]
—	(4.75)	(4.75)	43.63	1.95	49	1.38		(.23)
—	(2.43)	(2.43)	47.41	4.10	49	1.39		(.30)
(.43)	—	(.43)	47.87	25.90	48	1.43		(.15)
(.01)	—	(.01)	38.45	24.90	38	1.45		(.07)
(.42)	—	(.42)	30.79	(11.32)	31	1.43		(.08)
—	(2.83)	(2.83)	42.34	.27 [5]	82	.97	[6]	(.01)[6]
—	(4.75)	(4.75)	44.98	2.42	83	.93		.22
—	(2.43)	(2.43)	48.53	4.57	80	.94		.16
(.61)	—	(.61)	48.73	26.43	73	.98		.30
(.18)	—	(.18)	39.14	25.51	53	.99		.39
(.58)	—	(.58)	31.35	(10.90)	43	.94		.40
—	(2.83)	(2.83)	39.02	(.16)[5]	32	1.85	[6]	(.90)[6]
—	(4.75)	(4.75)	41.85	1.48	36	1.82		(.68)
—	(2.43)	(2.43)	45.85	3.66	39	1.82		(.74)
(.27)	—	(.27)	46.56	25.37	42	1.84		(.57)
—	—	—	37.40	24.38	37	1.86		(.50)
(.29)	—	(.29)	30.07	(11.68)	35	1.84		(.52)
—	(2.83)	(2.83)	39.02	(.18)[5]	599	1.87	[6]	(.91)[6]
—	(4.75)	(4.75)	41.85	1.53	632	1.79		(.65)
—	(2.43)	(2.43)	45.84	3.64	689	1.83		(.75)
(.27)	—	(.27)	46.56	25.41	736	1.83		(.55)
—	—	—	37.39	24.34	647	1.89		(.52)
(.27)	—	(.27)	30.07	(11.72)	581	1.86		(.54)

See page 38 for footnotes.

SMALLCAP World Fund	35

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment (loss) income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2E:
Six months ended 3/31/2016[3,4]	$45.04	$(.06)	$.16	$.10
Year ended 9/30/2015	48.67	.01	1.11	1.12
Period from 8/29/2014 to 9/30/2014[4,10]	50.83	(.01)	(2.15)	(2.16)
Class R-3:
Six months ended 3/31/2016[3,4]	43.56	(.09)	.18	.09
Year ended 9/30/2015	47.34	(.10)	1.07	.97
Year ended 9/30/2014	47.79	(.14)	2.12	1.98
Year ended 9/30/2013	38.39	(.05)	9.89	9.84
Year ended 9/30/2012	30.73	(.02)	7.68	7.66
Year ended 9/30/2011	35.03	(.03)	(3.84)	(3.87)
Class R-4:
Six months ended 3/31/2016[3,4]	44.71	(.02)	.20	.18
Year ended 9/30/2015	48.33	.05	1.08	1.13
Year ended 9/30/2014	48.59	.02	2.15	2.17
Year ended 9/30/2013	39.03	.09	10.04	10.13
Year ended 9/30/2012	31.25	.11	7.80	7.91
Year ended 9/30/2011	35.60	.10	(3.91)	(3.81)
Class R-5E:
Period from 11/20/2015 to 3/31/2016[3,4,11]	47.09	.03	(1.89)	(1.86)
Class R-5:
Six months ended 3/31/2016[3,4]	45.94	.04	.20	.24
Year ended 9/30/2015	49.39	.20	1.10	1.30
Year ended 9/30/2014	49.46	.15	2.21	2.36
Year ended 9/30/2013	39.71	.22	10.22	10.44
Year ended 9/30/2012	31.80	.22	7.93	8.15
Year ended 9/30/2011	36.21	.22	(3.99)	(3.77)
Class R-6:
Six months ended 3/31/2016[3,4]	45.49	.06	.19	.25
Year ended 9/30/2015	48.93	.22	1.09	1.31
Year ended 9/30/2014	49.00	.21	2.15	2.36
Year ended 9/30/2013	39.34	.25	10.12	10.37
Year ended 9/30/2012	31.52	.24	7.84	8.08
Year ended 9/30/2011	35.89	.24	(3.96)	(3.72)

	Six months ended March 31,	Year ended September 30
	2016[3,4,5]	2015	2014	2013	2012	2011
Portfolio turnover rate for all share classes	15%	33%	38%	37%	35%	39%

See Notes to Financial Statements

36	SMALLCAP World Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net (loss) income to average net assets
$—	$(2.83)	$(2.83)	$42.31	.06%[5]	$3		1.41%[6]		(.29)%[6]
—	(4.75)	(4.75)	45.04	2.23 [8]	—	[9]	1.26	[8]	.01 [8]

—	—	—	48.67	(4.25)[5,8]	—	[9]	.08	[5,8]	(.01)[5,8]
—	(2.83)	(2.83)	40.82	.06 [5]	744		1.40	[6]	(.44)[6]
—	(4.75)	(4.75)	43.56	1.93	776		1.37		(.22)
—	(2.43)	(2.43)	47.34	4.12	811		1.39		(.30)
(.44)	—	(.44)	47.79	25.90	836		1.40		(.12)
—	—	—	38.39	24.92	694		1.42		(.05)
(.43)	—	(.43)	30.73	(11.28)	586		1.41		(.08)
—	(2.83)	(2.83)	42.06	.25 [5]	712		1.07	[6]	(.10)[6]
—	(4.75)	(4.75)	44.71	2.27	715		1.05		.10
—	(2.43)	(2.43)	48.33	4.46	727		1.06		.03
(.57)	—	(.57)	48.59	26.31	712		1.07		.21
(.13)	—	(.13)	39.03	25.38	550		1.08		.30
(.54)	—	(.54)	31.25	(10.98)	441		1.07		.26
—	(2.83)	(2.83)	42.40	(4.07)[5]	—	[9]	.33	[5]	.07 [5]
—	(2.83)	(2.83)	43.35	.40 [5]	493		.76	[6]	.20 [6]
—	(4.75)	(4.75)	45.94	2.57	474		.75		.40
—	(2.43)	(2.43)	49.39	4.78	452		.76		.29
(.69)	—	(.69)	49.46	26.72	550		.77		.51
(.24)	—	(.24)	39.71	25.77	384		.78		.60
(.64)	—	(.64)	31.80	(10.74)	314		.77		.56
—	(2.83)	(2.83)	42.91	.40 [5]	2,669		.71	[6]	.26 [6]
—	(4.75)	(4.75)	45.49	2.63	2,269		.71		.45
—	(2.43)	(2.43)	48.93	4.82	1,859		.71		.41
(.71)	—	(.71)	49.00	26.80	1,206		.72		.57
(.26)	—	(.26)	39.34	25.79	768		.73		.67
(.65)	—	(.65)	31.52	(10.68)	494		.72		.64

See page 38 for footnotes.

SMALLCAP World Fund	37

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Unaudited.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Not annualized.
[6]	Annualized.
[7]	Amount less than $.01.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class R-2E shares were offered beginning August 29, 2014.
[11]	Class R-5E shares were offered beginning November 20, 2015.

38	SMALLCAP World Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2015, through March 31, 2016).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SMALLCAP World Fund	39

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	10/1/2015	3/31/2016	during period*	expense ratio
Class A - actual return	$1,000.00	$1,002.24	$5.51	1.10%
Class A - assumed 5% return	1,000.00	1,019.50	5.55	1.10
Class B - actual return	1,000.00	998.12	9.34	1.87
Class B - assumed 5% return	1,000.00	1,015.65	9.42	1.87
Class C - actual return	1,000.00	998.13	9.49	1.90
Class C - assumed 5% return	1,000.00	1,015.50	9.57	1.90
Class F-1 - actual return	1,000.00	1,002.00	5.56	1.11
Class F-1 - assumed 5% return	1,000.00	1,019.45	5.60	1.11
Class F-2 - actual return	1,000.00	1,003.57	4.11	.82
Class F-2 - assumed 5% return	1,000.00	1,020.90	4.14	.82
Class 529-A - actual return	1,000.00	1,001.74	5.91	1.18
Class 529-A - assumed 5% return	1,000.00	1,019.10	5.96	1.18
Class 529-B - actual return	1,000.00	997.68	10.04	2.01
Class 529-B - assumed 5% return	1,000.00	1,014.95	10.13	2.01
Class 529-C - actual return	1,000.00	997.89	9.84	1.97
Class 529-C - assumed 5% return	1,000.00	1,015.15	9.92	1.97
Class 529-E - actual return	1,000.00	1,000.62	6.95	1.39
Class 529-E - assumed 5% return	1,000.00	1,018.05	7.01	1.39
Class 529-F-1 - actual return	1,000.00	1,002.70	4.86	.97
Class 529-F-1 - assumed 5% return	1,000.00	1,020.15	4.90	.97
Class R-1 - actual return	1,000.00	998.40	9.24	1.85
Class R-1 - assumed 5% return	1,000.00	1,015.75	9.32	1.85
Class R-2 - actual return	1,000.00	998.17	9.34	1.87
Class R-2 - assumed 5% return	1,000.00	1,015.65	9.42	1.87
Class R-2E - actual return	1,000.00	1,000.63	7.05	1.41
Class R-2E - assumed 5% return	1,000.00	1,017.95	7.11	1.41
Class R-3 - actual return	1,000.00	1,000.62	7.00	1.40
Class R-3 - assumed 5% return	1,000.00	1,018.00	7.06	1.40
Class R-4 - actual return	1,000.00	1,002.46	5.36	1.07
Class R-4 - assumed 5% return	1,000.00	1,019.65	5.40	1.07
Class R-5E - actual return†	1,000.00	959.26	3.25	.92
Class R-5E - assumed 5% return†	1,000.00	1,020.40	4.65	.92
Class R-5 - actual return	1,000.00	1,003.99	3.81	.76
Class R-5 - assumed 5% return	1,000.00	1,021.20	3.84	.76
Class R-6 - actual return	1,000.00	1,004.01	3.56	.71
Class R-6 - assumed 5% return	1,000.00	1,021.45	3.59	.71

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on November 20, 2015. The “assumed 5% return” line is based on 183 days.

40	SMALLCAP World Fund

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SMALLCAP World Fund	41

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42	SMALLCAP World Fund

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SMALLCAP World Fund	43

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

Dechert LLP

One Bush Street, Suite 1600
San Francisco, CA 94104-4446

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	SMALLCAP World Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete March 31, 2016, portfolio of SMALLCAP World Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

SMALLCAP World Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of SMALLCAP World Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2016, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 95% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 58% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2015.
[2]	Based on Class A share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 68% of the time, based on the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

SMALLCAP World Fund®
Investment portfolio
March 31, 2016
unaudited
Common stocks 89.03% Consumer discretionary 17.05%	Shares	Value (000)
Domino’s Pizza, Inc.[1]	2,828,769	$373,001
Lions Gate Entertainment Corp.[1]	8,102,000	177,029
Dollarama Inc.	2,005,000	141,087
Ted Baker PLC[1]	3,167,993	123,897
Paddy Power Betfair PLC	886,051	123,610
GVC Holdings PLC[1]	16,741,307	121,426
BCA Marketplace PLC[1]	42,870,000	112,369
YOOX Net-A-Porter Group SPA[2]	3,288,469	100,920
Domino’s Pizza Enterprises Ltd.	1,969,956	86,799
Jarden Corp.[2]	1,293,750	76,267
Cedar Fair, LP	1,240,000	73,718
zooplus AG, non-registered shares[1,2]	527,778	72,367
Mr Price Group Ltd.	5,974,626	71,803
POYA International Co., Ltd.[1]	6,669,216	70,870
Tesla Motors, Inc.[2]	303,200	69,666
ASOS PLC[2]	1,491,551	69,623
Tele Columbus AG1,2	6,696,000	68,445
Greene King PLC	4,931,618	61,729
Gentex Corp.	3,909,134	61,334
Five Below, Inc.[2]	1,477,000	61,059
Jumbo SA2	4,487,964	60,772
Ladbrokes PLC	33,707,600	56,497
Matahari Department Store Tbk PT	40,820,000	56,489
ASKUL Corp.	1,355,000	55,141
Entertainment One Ltd.[1]	25,150,631	54,798
Evolution Gaming Group AB2	1,545,000	53,953
Brinker International, Inc.	1,162,500	53,417
TopBuild Corp.[2]	1,745,000	51,896
Penske Automotive Group, Inc.	1,342,500	50,881
TOD’S SpA	707,500	50,397
Melco International Development Ltd.	35,782,844	49,818
Tiffany & Co.	667,000	48,944
Planet Fitness, Inc., Class A2	2,926,286	47,523
Installed Building Products, Inc.[1,2]	1,704,039	45,344
Cie. Plastic Omnium SA	1,295,995	44,573
Eclat Textile Co., Ltd.	3,381,840	44,501
Lands’ End, Inc.[1,2]	1,704,000	43,469
Ctrip.com International, Ltd. (ADR)[2]	918,500	40,653
Brunello Cucinelli SpA	2,117,281	40,090
Belmond Ltd., Class A2	4,217,000	40,019
Nord Anglia Education, Inc.[2]	1,910,000	39,900
Poundland Group PLC[1]	17,443,506	39,083
Jubilant FoodWorks Ltd.	1,960,788	37,806
Sleep Country Canada Holdings Inc.[1]	2,374,188	35,665
Stella International Holdings Ltd.	15,079,500	35,457
Kyoritsu Maintenance Co.,Ltd.	409,700	35,348
Moncler SpA	2,056,400	34,749
SMALLCAP World Fund — Page 1 of 15

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Ace Hardware Indonesia Tbk PT	488,535,200	$32,974
Pacific Textiles Holdings Ltd.	22,275,000	32,160
Inchcape PLC	2,899,460	30,129
Page Industries Ltd.	162,500	29,733
Daily Mail and General Trust PLC, Class A, nonvoting	2,971,000	29,699
John Wiley & Sons, Inc., Class A	604,800	29,569
Century Communities, Inc.[1,2]	1,716,000	29,292
Mothercare PLC[1,2]	11,100,000	29,015
ServiceMaster Global Holdings, Inc.[2]	753,000	28,373
Six Flags Entertainment Corp.	500,000	27,745
Ocado Group PLC[2]	6,533,708	27,223
CalAtlantic Group, Inc.	750,800	25,092
TAKKT AG	1,302,278	25,014
Cox & Kings Ltd.[1]	8,868,825	24,167
Chow Sang Sang Holdings International Ltd.	15,940,000	24,041
KB Home	1,627,000	23,234
Whistler Blackcomb Holdings Inc.	1,124,442	23,168
Beauty Community PCL[1]	150,000,000	23,024
Boyd Gaming Corp.[2]	1,049,000	21,672
ClubCorp Holdings, Inc.	1,541,000	21,636
Eros International PLC, Class A2	1,871,666	21,543
Estácio Participações SA, ordinary nominative	6,425,000	21,121
Hathway Cable and Datacom Ltd.[2]	35,876,000	20,993
DO & CO AG, non-registered shares	172,755	20,837
World Wrestling Entertainment, Inc., Class A	1,140,000	20,132
Texas Roadhouse, Inc.	460,000	20,047
M.D.C. Holdings, Inc.	790,000	19,797
Titan Co. Ltd.	3,760,000	19,254
Cosmo Lady (China) Holdings Co. Ltd.	23,804,000	19,240
Cavco Industries, Inc.[2]	204,000	19,066
Lennar Corp., Class A	394,000	19,054
Chipotle Mexican Grill, Inc.[2]	39,890	18,787
GfK SE	463,000	17,418
Mattress Firm Holding Corp.[2]	400,000	16,956
Grand Canyon Education Inc.[2]	393,000	16,797
B2W - Cia. Digital, ordinary nominative[2]	3,911,100	15,555
D.R. Horton, Inc.	490,000	14,813
Topps Tiles PLC	6,975,828	14,728
Tarena International, Inc., Class A (ADR)[2]	1,343,520	14,523
Papa Murphy’s Holdings, Inc.[1,2]	1,202,000	14,364
Techtronic Industries Co. Ltd.	3,570,000	14,105
Toll Brothers, Inc.[2]	471,800	13,923
I.T Limited	57,710,000	13,912
TravelCenters of America LLC[1,2]	2,023,750	13,701
Cabela’s Inc.[2]	279,000	13,584
Valeo SA, non-registered shares	86,000	13,387
Melco Crown Entertainment Ltd. (ADR)	800,000	13,208
Mulberry Group PLC	931,173	13,173
Wowprime Corp.	2,928,000	12,691
Playmates Toys Ltd.	57,268,000	11,886
Hankook Tire Co., Ltd.	233,473	11,106
Zhongsheng Group Holdings Ltd.	22,854,000	11,077
Skechers USA, Inc., Class A2	360,000	10,962
William Hill PLC	2,047,800	9,618
PT Multipolar Tbk	317,486,000	9,242
SMALLCAP World Fund — Page 2 of 15

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
DSW Inc., Class A	320,000	$8,845
OSIM International Ltd	8,580,000	8,721
SHW AG, non-registered shares	300,000	8,476
Major Cineplex Group PCL	9,201,000	7,912
American Axle & Manufacturing Holdings, Inc.[2]	505,000	7,772
Samsonite International SA	2,175,000	7,290
POLYTEC Holding AG, non-registered shares	834,369	7,187
Talwalkars Better Value Fitness Ltd.[1]	2,389,000	6,833
GAEC Educação SA, ordinary nominative[2]	2,177,900	6,027
ITT Educational Services, Inc.[1,2]	1,869,000	5,775
Sitoy Group Holdings Ltd.	18,291,800	5,754
L’Occitane International SA	3,212,051	5,731
Central European Media Enterprises Ltd., Class A2	2,220,000	5,661
Mando Corp.	37,879	5,184
NagaCorp Ltd.	7,330,000	4,696
SSI Group, Inc.[2]	54,000,000	4,198
Jimmy Choo PLC[2]	1,500,000	2,760
China Zenix Auto International Ltd. (ADR)[2]	2,152,000	2,475
Ripley Corp SA	3,613,093	1,641
Phorm Corp. Ltd.[2,3]	43,390,000	623
Dick Smith Holdings Ltd.[3]	10,890,940	83
Ten Alps PLC[2]	343,900	9
Five Star Travel Corp.[2,3,4]	96,033	2
		4,565,417
Health care 15.70%
Molina Healthcare, Inc.[1,2]	4,340,630	279,927
Incyte Corp.[2]	3,497,991	253,499
China Biologic Products, Inc.[1,2]	1,774,423	203,136
Myriad Genetics, Inc.[1,2]	5,263,377	197,008
Hikma Pharmaceuticals PLC	4,794,253	136,338
athenahealth, Inc.[2]	929,371	128,978
Insulet Corp.[1,2]	3,884,000	128,793
GW Pharmaceuticals PLC (ADR)[1,2]	1,652,700	119,242
Centene Corp.[2]	1,709,439	105,250
Sysmex Corp.	1,643,000	102,774
Spire Healthcare Group PLC	17,800,000	91,779
CONMED Corp.[1]	2,141,654	89,821
Zeltiq Aesthetics, Inc.[1,2]	3,122,044	84,795
NuVasive, Inc.[2]	1,684,000	81,927
Intuitive Surgical, Inc.[2]	135,000	81,142
Brookdale Senior Living Inc.[2]	5,100,920	81,003
Juno Therapeutics, Inc.[2]	2,017,501	76,847
bluebird bio, Inc.[2]	1,804,352	76,685
WellCare Health Plans, Inc.[2]	825,000	76,519
Teleflex Inc.	460,700	72,335
Illumina, Inc.[2]	435,800	70,648
Kite Pharma, Inc.[2]	1,522,562	69,901
Endo International PLC[2]	2,106,581	59,300
Dechra Pharmaceuticals PLC	3,360,700	58,211
Prothena Corp. PLC[2]	1,323,114	54,459
Ultragenyx Pharmaceutical Inc.[2]	835,807	52,915
Genomma Lab Internacional, SAB de CV, Series B1,2	67,483,000	52,183
Hologic, Inc.[2]	1,465,000	50,542
INC Research Holdings, Inc., Class A2	1,216,000	50,111
SMALLCAP World Fund — Page 3 of 15

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Neurocrine Biosciences, Inc.[2]	1,166,000	$46,115
Sawai Pharmaceutical Co., Ltd.	711,400	44,563
Vitrolife AB	1,056,771	44,454
BioMarin Pharmaceutical Inc.[2]	531,500	43,838
Alnylam Pharmaceuticals, Inc.[2]	647,603	40,650
Fisher & Paykel Healthcare Corp. Ltd.	5,993,670	40,600
Galapagos NV2	955,735	40,228
Diplomat Pharmacy, Inc.[2]	1,391,600	38,130
Natera, Inc.[1,2]	3,997,803	38,059
Fleury SA, ordinary nominative	6,325,000	37,908
Adaptimmune Therapeutics PLC (ADR)[1,2]	4,601,000	37,406
Team Health Holdings, Inc.[2]	832,700	34,815
Inovalon Holdings Inc., Class A2	1,805,785	33,443
Axovant Sciences Ltd.[2]	2,894,800	33,232
Sartorius AG, non-registered shares, nonvoting preferred	129,343	32,961
Virbac SA	169,500	29,462
Novadaq Technologies Inc.[2]	2,640,866	29,287
ACADIA Pharmaceuticals Inc.[2]	1,023,000	28,603
Tong Ren Tang Technologies Co., Ltd., Class H	16,820,000	27,017
Regulus Therapeutics Inc.[1,2]	3,535,000	24,498
Agios Pharmaceuticals, Inc.[2]	603,000	24,482
Gerresheimer AG, non-registered shares	310,000	24,315
Healthscope Ltd.	11,365,000	23,173
EXACT Sciences Corp.[2]	3,437,562	23,169
Genmab A/S2	165,000	22,866
Capio AB2	4,263,608	22,583
Trupanion, Inc.[1,2]	2,257,500	22,236
Intercept Pharmaceuticals, Inc.[2]	172,137	22,114
Eurofins Scientific SE, non-registered shares	59,500	21,825
QIAGEN NV2	968,751	21,584
Neovasc Inc. (CAD denominated)[1,2]	4,580,457	19,292
Neovasc Inc.[1,2]	503,836	2,151
Nakanishi Inc.	638,500	20,282
Ocular Therapeutix, Inc.[1,2]	1,977,578	19,103
Press Ganey Holdings, Inc.[2]	600,000	18,048
Acerta Pharma BV2,3,5	195,556,815	17,960
Mitra Keluarga Karyasehat Tbk PT	91,801,943	16,789
Divi’s Laboratories Ltd.	1,124,952	16,771
Krka, dd, Novo mesto	231,262	16,184
Flexion Therapeutics, Inc.[1,2]	1,723,051	15,852
Grifols, SA, Class B (ADR)	616,400	9,536
Grifols, SA, Class A, non-registered shares	270,000	6,012
NantKwest, Inc.[2]	1,887,290	15,514
Wright Medical Group, Inc.[2]	879,857	14,606
HeartWare International, Inc.[2]	443,000	13,919
Mesoblast Ltd.[2]	6,200,000	12,214
Mesoblast Ltd. (ADR)[2]	80,000	770
Spark Therapeutics, Inc.[2]	403,020	11,893
Xenon Pharmaceuticals Inc.[1,2]	1,030,000	7,200
Circassia Pharmaceuticals PLC[2]	1,219,930	4,748
ChemoCentryx, Inc.[2]	1,489,848	3,710
OTCPharm PJSC[2]	924,610	2,794
		4,205,032
SMALLCAP World Fund — Page 4 of 15

unaudited
Common stocks Information technology 13.47%	Shares	Value (000)
Qorvo, Inc.[2]	3,884,370	$195,811
AAC Technologies Holdings Inc.	23,966,500	183,209
Kakaku.com, Inc.	7,074,000	131,367
Vanguard International Semiconductor Corp.	81,256,386	126,995
Zynga Inc., Class A2	54,170,000	123,508
DeNA Co., Ltd.	5,887,700	101,437
Demandware, Inc.[1,2]	2,536,456	99,175
EPAM Systems, Inc.[2]	1,275,400	95,234
Finisar Corp.[2]	4,901,000	89,394
Halma PLC	6,749,967	88,367
CDW Corp.	2,060,000	85,490
Zoopla Property Group PLC[1]	23,571,729	84,637
Globant SA1,2	2,717,510	83,862
Inphi Corp.[1,2]	2,459,199	81,990
Zebra Technologies Corp., Class A2	1,113,900	76,859
Quotient Technology Inc.[1,2]	6,711,613	71,143
eMemory Technology Inc.[1]	6,146,000	71,039
Palo Alto Networks, Inc.[2]	411,300	67,099
Dolby Laboratories, Inc., Class A	1,471,900	63,969
Topcon Corp.	4,363,110	57,531
Nemetschek AG	1,117,072	53,959
Hamamatsu Photonics KK	1,916,930	52,886
VTech Holdings Ltd.	4,447,000	52,797
NCC Group PLC[1]	14,386,000	51,758
Cray Inc.[2]	1,233,127	51,680
Syntel, Inc.[2]	987,043	49,283
Sunny Optical Technology (Group) Co., Ltd.	17,319,000	48,670
Cypress Semiconductor Corp.	5,361,000	46,426
Rightmove PLC	763,000	46,147
Hermes Microvision Inc.	1,551,364	44,347
MercadoLibre, Inc.	336,000	39,598
QLogic Corp.[2]	2,825,719	37,978
Cognex Corp.	967,202	37,673
Auto Trader Group plc	6,674,700	37,387
Silicon Laboratories Inc.[2]	829,333	37,287
Interactive Intelligence Group, Inc.[2]	991,000	36,092
ON Semiconductor Corp.[2]	3,604,851	34,571
Ellie Mae, Inc.[2]	375,000	33,990
58.com Inc., Class A (ADR)[2]	610,000	33,946
Semiconductor Manufacturing International Corp.[2]	378,160,068	33,637
OBIC Co., Ltd.	632,500	33,439
TravelSky Technology Ltd., Class H	19,960,000	32,678
Autodesk, Inc.[2]	530,000	30,904
Wix.com Ltd.[2]	1,500,000	30,405
RIB Software AG1	2,904,993	30,180
Mail.Ru Group Ltd. (GDR)[2]	1,377,171	29,885
YY Inc., Class A (ADR)[2]	482,000	29,686
ASM Pacific Technology Ltd.	3,720,000	29,204
CPI Card Group Inc.[1]	3,450,000	28,428
SUNeVision Holdings Ltd.	89,298,000	28,088
National Instruments Corp.	914,000	27,521
Criteo SA (ADR)[2]	635,000	26,302
QIWI PLC, Class B (ADR)	1,788,000	25,908
Hana Microelectronics PCL	23,935,000	24,323
Sonus Networks, Inc.[1,2]	3,225,000	24,284
SMALLCAP World Fund — Page 5 of 15

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Actua Corp[1,2]	2,602,000	$23,548
Gogo Inc.[2]	2,115,000	23,286
RingCentral, Inc., Class A2	1,435,000	22,601
Viavi Solutions Inc.[2]	3,184,000	21,842
Trimble Navigation Ltd.[2]	840,000	20,832
Nokia Corp.[2]	3,449,342	20,414
carsales.com Ltd.	2,223,000	20,040
CoStar Group, Inc.[2]	100,000	18,817
Lumentum Holdings Inc.[2]	687,100	18,531
Alten SA, non-registered shares	250,000	15,345
Semtech Corp.[2]	620,000	13,634
MagnaChip Semiconductor Corp.[1,2]	2,355,000	12,811
Zillow Group, Inc., Class C, nonvoting[2]	525,000	12,458
Computer Modelling Group Ltd.	1,574,400	12,292
Veeco Instruments Inc.[2]	600,000	11,688
Ultimate Software Group, Inc.[2]	55,700	10,778
GoldMoney Inc.[1,2,3,4]	3,531,100	9,855
GrubHub Inc.[2]	342,625	8,610
Yelp Inc., Class A2	410,000	8,151
Ixia[2]	648,000	8,074
SciQuest, Inc.[2]	516,814	7,173
M/A-COM Technology Solutions Holdings, Inc.[2]	123,518	5,409
Pandora Media, Inc.[2]	405,000	3,625
GoDaddy Inc., Class A2	111,600	3,608
Goldpac Group Ltd.	4,765,000	2,021
iEnergizer Ltd.[2]	7,650,500	1,209
		3,606,115
Industrials 12.02%
Hoshizaki Electric Co., Ltd.	2,334,600	194,783
ITT Corp.	3,580,000	132,066
Loomis AB, Class B	3,769,042	106,549
MonotaRO Co., Ltd.	3,396,800	100,958
Oshkosh Corp.	2,385,600	97,499
AA PLC	24,237,138	92,178
NIBE Industrier AB, Class B	2,670,000	91,530
PARK24 Co., Ltd.	2,938,200	82,237
King Slide Works Co., Ltd.[1]	7,015,000	80,974
Havells India Ltd.	16,048,000	77,874
IDEX Corp.	875,000	72,520
IMCD Group BV	1,788,484	66,894
IMCD NV	60,000	2,244
Moog Inc., Class A2	1,473,800	67,323
NORMA Group SE, non-registered shares	1,094,339	61,304
Continental Building Products, Inc.[1,2]	3,235,700	60,055
BELIMO Holding AG	20,980	56,882
ABM Industries Inc.	1,720,446	55,588
Clean Harbors, Inc.[2]	1,119,500	55,236
TechnoPro Holdings, Inc.[1]	1,845,000	54,754
Exponent, Inc.	1,070,000	54,581
Generac Holdings Inc.[2]	1,449,300	53,972
Gujarat Pipavav Port Ltd.[2]	19,559,000	52,130
Masco Corp.	1,625,000	51,106
Johnson Electric Holdings Ltd.	15,754,875	48,642
Watsco, Inc.	350,000	47,159
SMALLCAP World Fund — Page 6 of 15

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Grupo Aeroportuario del Pacífico SAB de CV	5,094,455	$45,451
Landstar System, Inc.	691,000	44,646
Takeuchi Mfg. Co., Ltd.[1]	2,988,000	43,116
TransDigm Group Inc.[2]	190,000	41,865
Wizz Air Holdings PLC[2]	1,565,985	41,407
Grupo Aeroportuario del Centro Norte, SAB de CV, Series B	7,234,000	41,301
Boyd Group Income Fund	654,500	38,476
Dätwyler Holding Inc., non-registered shares	247,200	36,840
Waste Connections, Inc.	560,000	36,170
American Airlines Group Inc.	872,000	35,761
Univar Inc.[2]	2,076,000	35,666
SEEK Ltd.	2,800,000	34,728
Orbital ATK, Inc.	399,000	34,689
Kirby Corp.[2]	555,000	33,461
LT Group, Inc.	98,744,600	33,455
Rheinmetall AG	411,000	32,840
Rockwool International A/S, Class B	188,600	29,953
Amara Raja Batteries Ltd.	2,173,886	28,809
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares	1,200,000	27,118
AKR Corporindo Tbk PT	47,774,300	25,040
Alliance Global Group, Inc.	66,295,000	23,756
Graco Inc.	275,000	23,089
Flughafen Zürich AG	24,800	22,207
Stabilus SA, non-registered shares[2]	449,000	21,640
Carborundum Universal Ltd.	7,985,000	21,155
WageWorks, Inc.[2]	400,000	20,244
CIMC Enric Holdings Ltd.	35,822,000	19,025
KEYW Holding Corp.[1,2]	2,836,400	18,834
Spirax-Sarco Engineering PLC	351,000	18,350
Talgo SA2	3,206,700	18,062
Teleperformance SA	204,247	17,956
Regus PLC	3,888,000	17,685
Unique Engineering and Construction PCL	33,852,000	17,609
The Brink’s Co.	521,000	17,500
Virgin America Inc.[2]	450,000	17,352
Meggitt PLC	2,950,000	17,227
USG Corp.[2]	689,912	17,117
J. Kumar Infraprojects Ltd.[1]	4,092,000	16,977
COSCO International Holdings Ltd.	32,736,000	16,838
Valmont Industries, Inc.	135,000	16,718
Chart Industries, Inc.[2]	745,700	16,197
Alaska Air Group, Inc.	197,000	16,158
Robert Half International Inc.	337,000	15,697
Geberit AG	41,000	15,320
PayPoint PLC	1,220,000	13,107
Pegasus Hava Tasimaciligi AS2	2,050,000	12,506
Aida Engineering, Ltd.	1,397,000	12,140
Briggs & Stratton Corp.	500,000	11,960
Summit Ascent Holdings Ltd.[2]	51,620,000	11,911
Boer Power Holdings Ltd.	14,750,000	11,637
CAE Inc.	945,000	10,929
Stock Building Supply Holdings, Inc.[2]	579,222	9,627
Bossard Holding AG	77,500	8,165
Nabtesco Corp.	350,000	7,856
SolarCity Corp.[2]	245,000	6,022
SMALLCAP World Fund — Page 7 of 15

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Orient Overseas (International) Ltd.	1,354,000	$5,228
Shanghai Industrial Holdings Ltd.	2,105,000	4,960
Jungheinrich AG, nonvoting preferred	51,000	4,652
TD Power Systems Ltd.	1,009,087	3,184
COSCO Pacific Ltd.	1,638,000	2,145
Japan Airport Terminal Co. Ltd.	56,000	1,990
Mills Estruturas e Serviços de Engenharia SA, ordinary nominative[2]	1,346,401	1,251
		3,219,813
Financials 9.71%
Kotak Mahindra Bank Ltd.	20,057,040	206,151
Validus Holdings, Ltd.	2,863,000	135,105
Umpqua Holdings Corp.	7,004,541	111,092
GT Capital Holdings, Inc.	3,485,200	105,211
VZ Holding AG	363,400	95,995
Financial Engines, Inc.	2,865,947	90,077
WHA Corp. PCL[1,2]	860,608,900	76,325
First Republic Bank	1,141,825	76,091
Indiabulls Housing Finance Ltd.	7,725,000	75,812
Shriram Transport Finance Co. Ltd.	4,928,739	70,940
Essent Group Ltd.[2]	3,297,925	68,597
SVB Financial Group[2]	652,500	66,588
Bajaj Finance Ltd.	608,716	63,647
Outfront Media Inc.	2,707,035	57,118
Avanza Bank Holding AB2	1,270,768	56,665
Kemper Corp.	1,884,000	55,710
Bank of the Ozarks, Inc.	1,240,000	52,043
Cathay General Bancorp, Inc.	1,788,000	50,654
Capitec Bank Holdings Ltd.	1,291,983	50,146
PacWest Bancorp	1,263,491	46,939
Talmer Bancorp, Inc., Class A	2,510,000	45,406
Great Western Bancorp, Inc.	1,617,000	44,096
CenterState Banks, Inc.[1]	2,758,399	41,072
Janus Capital Group Inc.	2,543,000	37,204
Fibra Uno Administración, SA de CV	15,355,891	35,694
Endurance Specialty Holdings Ltd.	524,000	34,238
Redwood Trust, Inc.	2,562,000	33,511
Land and Houses PCL, nonvoting depository receipt	112,870,000	28,715
City Union Bank Ltd.	19,813,000	28,363
Inversiones La Construcción SA	2,477,000	28,149
Mercury General Corp.	500,000	27,750
Texas Capital Bancshares, Inc.[2]	687,500	26,386
GRUH Finance Ltd.	6,900,000	24,928
Gaming and Leisure Properties, Inc.	800,000	24,736
RenaissanceRe Holdings Ltd.	205,000	24,565
Onex Corp.	400,000	24,380
Altisource Residential Corp.	2,021,650	24,260
BR MALLS Participações SA, ordinary nominative	5,670,000	23,259
LendingClub Corp.[2]	2,710,869	22,500
Signature Bank[2]	157,800	21,480
Eurobank Ergasias SA2	23,886,819	21,174
East West Bancorp, Inc.	638,166	20,728
Cerved Information Solutions SPA, non-registered shares	2,458,010	20,222
Greenhill & Co., Inc.	885,500	19,658
Moelis & Co., Class A	686,900	19,391
SMALLCAP World Fund — Page 8 of 15

unaudited
Common stocks Financials (continued)	Shares	Value (000)
WisdomTree Investments, Inc.	1,620,000	$18,517
Multi Commodity Exchange of India Ltd.[3]	1,250,000	18,091
ICRA Ltd.	295,325	17,368
LSL Property Services PLC	4,166,350	17,204
Chailease Holding Co. Ltd.	9,689,680	16,890
GRIVALIA PROPERTIES Real Estate Investments Co.	1,950,348	16,356
Numis Corp. PLC	5,514,282	15,840
K. Wah International Holdings Ltd.	35,337,431	15,579
CRISIL Ltd.	570,000	15,484
PSG Group Ltd.	1,075,000	14,599
Cascade Bancorp[2]	2,450,962	13,995
Mahindra Lifespace Developers Ltd.[1]	2,157,380	13,728
Bank of Ireland[2]	45,456,798	13,190
EFG International AG	2,225,378	12,729
Clifton Bancorp Inc.	816,606	12,347
Macquarie Mexican REIT	8,661,000	11,675
BankUnited, Inc.	261,000	8,989
National Bank of Pakistan	16,845,000	8,309
Soundwill Holdings Ltd.	5,690,000	6,719
Old Republic International Corp.	364,700	6,667
Premium Leisure Corp.	242,500,000	4,740
Repco Home Finance Ltd.	533,960	4,670
Golden Wheel Tiandi Holdings Co. Ltd.	45,266,000	3,734
Altisource Asset Management Corp.[2]	29,632	350
		2,600,541
Consumer staples 6.93%
Sprouts Farmers Market, Inc.[2]	5,312,600	154,278
Emmi AG	263,500	144,006
Raia Drogasil SA, ordinary nominative	8,267,574	120,025
Pinnacle Foods Inc.	2,389,050	106,743
Lion Corp.	7,637,000	86,111
Emami Ltd.	5,732,649	80,706
COSMOS Pharmaceutical Corp.	450,200	74,843
Puregold Price Club, Inc.	92,261,300	72,935
Glanbia PLC	3,550,200	72,473
Hypermarcas SA, ordinary nominative[2]	8,592,600	67,199
Coca-Cola Icecek AS, Class C	3,877,512	56,529
TreeHouse Foods, Inc.[2]	625,000	54,219
Refresco Gerber NV2	2,945,402	52,620
Greencore Group PLC	8,915,000	48,016
Super Group Ltd.[1]	59,000,000	43,336
Herbalife Ltd.[2]	685,000	42,169
PZ Cussons PLC	8,978,670	38,958
Treasury Wine Estates Ltd.	5,236,087	38,692
SalMar ASA	1,432,000	35,131
Fresh Del Monte Produce Inc.	750,000	31,552
Davide Campari-Milano SpA	3,150,000	31,489
Ariake Japan Co., Ltd.	523,000	30,670
Stock Spirits Group PLC[1]	13,667,459	28,807
Scandinavian Tobacco Group A/S2	1,644,000	26,410
CCL Products (India) Ltd.[1]	8,841,272	25,794
Ezaki Glico Co., Ltd.	488,000	25,019
BGFretail Co., Ltd.	168,000	24,092
Kernel Holding SA	1,642,578	23,469
SMALLCAP World Fund — Page 9 of 15

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Karex Bhd.	23,363,250	$22,755
Emperador Inc.	135,870,000	22,367
Hyundai Department Store Co., Ltd.	186,000	22,364
Milbon Co., Ltd.	535,000	21,629
Petra Foods Ltd.	9,183,000	19,077
Lenta Ltd. (GDR)[2]	2,422,000	15,235
Lenta Ltd. (GDR)[2,4]	530,900	3,339
Philip Morris CR as	32,000	17,770
Pigeon Corp.	640,007	16,702
Del Monte Pacific Ltd.	66,733,314	16,551
VST Industries Ltd.	620,000	15,498
Eurocash SA	892,000	12,754
HITEJINRO Co., Ltd.	348,679	8,811
R.E.A. Holdings PLC	800,000	3,275
Real Nutriceutical Group Ltd.	13,926,000	1,364
		1,855,782
Materials 4.50%
Chr. Hansen Holding A/S	2,593,200	174,081
James Hardie Industries PLC (CDI)	6,855,000	93,849
AptarGroup, Inc.	1,060,000	83,115
PolyOne Corp.	2,594,600	78,487
Platform Specialty Products Corp.[2]	7,265,000	62,479
Lundin Mining Corp.[2]	18,610,000	58,606
Stillwater Mining Co.[2]	4,765,000	50,747
Sirius Minerals Plc[1,2]	179,677,760	38,064
CCL Industries Inc., Class B, non-voting	200,000	37,960
Stella-Jones Inc.	1,040,000	37,236
United States Steel Corp.	2,292,000	36,787
SK Kaken Co.,Ltd.	428,000	35,481
Mayr-Melnhof Karton AG, non-registered shares	292,300	35,090
Buzzi Unicem SPA	2,015,558	34,838
Supreme Industries Ltd.	2,775,000	30,994
Huhtamäki Oyj	724,000	26,882
Valspar Corp.	249,400	26,691
HudBay Minerals Inc.	7,265,000	26,627
Arkema SA	345,000	25,902
Silgan Holdings Inc.	467,300	24,846
Lenzing AG	305,026	24,147
UPL Ltd.	2,950,000	21,280
CPMC Holdings Ltd.	42,795,000	21,129
Mountain Province Diamonds Inc.[2]	4,964,264	18,577
Croda International PLC	422,000	18,419
Nampak Ltd.	11,858,075	17,108
Symrise AG	227,500	15,273
Synthomer PLC	2,410,000	12,610
LANXESS AG	213,040	10,240
Greatview Aseptic Packaging Co. Ltd.	16,320,000	7,763
Kennady Diamonds Inc.[1,2]	2,557,952	6,657
ArtGo Holdings Ltd.[2]	40,427,000	5,107
Platinum Group Metals Ltd.[2]	1,347,500	5,105
Kenmare Resources PLC[2]	109,972,782	1,575
Rusoro Mining Ltd.[2]	21,437,000	1,568
		1,205,320
SMALLCAP World Fund — Page 10 of 15

unaudited
Common stocks Energy 3.11%	Shares	Value (000)
Diamondback Energy, Inc.[2]	1,080,950	$83,428
U.S. Silica Holdings, Inc.[1]	3,485,000	79,179
InterOil Corp.[2]	2,344,500	74,625
Seven Generations Energy Ltd., Class A2,3,4	3,025,000	43,259
Seven Generations Energy Ltd., Class A2	1,836,000	27,637
Laredo Petroleum, Inc.[2]	7,752,000	61,473
Oil States International, Inc.[2]	1,820,000	57,366
Peyto Exploration & Development Corp.	2,496,900	55,542
Petronet LNG Ltd.	10,460,000	39,607
Pason Systems Inc.	2,697,000	34,264
Parsley Energy, Inc., Class A2	1,467,200	33,159
Keyera Corp.	952,400	28,908
Concho Resources Inc.[2]	279,500	28,241
Carrizo Oil & Gas, Inc.[2]	615,407	19,028
WorleyParsons Ltd.	4,454,184	18,369
Tidewater Midstream and Infrastructure Ltd.[1,4]	12,444,000	13,414
Tidewater Midstream and Infrastructure Ltd.[1]	4,490,000	4,840
Memorial Resource Development Corp.[2]	1,275,000	12,980
Venture Global LNG, Inc., Class C2,3,4,5	4,240	12,720
Ophir Energy PLC[2]	11,100,000	12,276
Oasis Petroleum Inc.[2]	1,671,400	12,168
Veresen Inc.	1,623,400	10,962
Amerisur Resources PLC[2]	25,458,400	10,604
Tourmaline Oil Corp.[2]	410,000	8,681
Subsea 7 SA2	1,030,000	7,798
Nostrum Oil & Gas PLC	1,758,495	6,011
Lekoil Ltd. (CDI)[1,2]	25,208,400	5,431
Core Laboratories NV	40,000	4,496
Africa Oil Corp. (SEK denominated)[2]	2,683,000	4,488
Gulf Marine Services PLC	3,920,000	3,702
Savannah Petroleum PLC[1,2,3]	10,844,000	3,680
BNK Petroleum Inc.[1,2]	12,804,914	3,500
Rockhopper Exploration PLC[2]	7,250,542	2,968
Genel Energy PLC[2]	2,224,800	2,796
Gulf Keystone Petroleum Ltd.[2,4]	15,715,000	1,788
San Leon Energy PLC[1,2,3]	4,003,000	1,674
Clayton Williams Energy, Inc.[2]	128,498	1,146
Tethys Petroleum Ltd.[2]	16,808,487	582
African Petroleum Corp. Ltd.[2]	1,445,890	531
Borders & Southern Petroleum PLC[2]	20,265,000	451
Esrey Energy Ltd.[2]	650,000	33
		833,805
Telecommunication services 0.98%
HKBN Ltd.[1]	55,471,500	68,505
Indosat Tbk PT2	96,888,700	45,120
Cogent Communications Holdings, Inc.	1,135,000	44,299
Iridium Communications Inc.[1,2]	5,070,615	39,906
Reliance Communications Ltd.[2]	31,945,000	24,119
Zegona Communications PLC[1,2,3]	12,305,654	23,241
Hutchison Telecommunications Hong Kong Holdings Ltd.	28,662,000	10,087
Total Access Communication PCL	6,518,100	7,643
SMALLCAP World Fund — Page 11 of 15

unaudited
Common stocks Telecommunication services (continued)	Shares	Value (000)
NewSat Ltd.[2,3]	26,555,563	$—
Let’s GOWEX, SA, non-registered shares[2,3]	106,245	—
		262,920
Utilities 0.71%
ENN Energy Holdings Ltd.	19,994,000	109,670
Ratchaburi Electricity Generating Holding PCL	12,397,200	17,884
Ratchaburi Electricity Generating Holding PCL, nonvoting depository receipts	7,945,000	11,461
CT Environmental Group Ltd.	64,072,000	18,832
Huadian Fuxin Energy Corp. Ltd., Class H	47,270,000	11,029
Energy World Corp. Ltd.[2]	50,606,000	9,310
Mytrah Energy Ltd.[1,2]	10,418,000	7,706
NRG Yield, Inc., Class C	146,523	2,087
NRG Yield, Inc., Class A	146,523	1,988
Greenko Group PLC[1,3]	9,748,155	141
		190,108
Miscellaneous 4.85%
Other common stocks in initial period of acquisition		1,298,358
Total common stocks (cost: $19,201,730,000)		23,843,211
Preferred securities 0.00% Consumer staples 0.00%
R.E.A. Holdings PLC 9.00%	96,000	119
Total preferred securities (cost: $185,000)		119
Rights & warrants 0.01% Financials 0.01%
WHA Corp. PCL, warrants, expire 2020[1,2]	6,909,830	1,503
Information technology 0.00%
Foursquare Labs, Inc., warrants, expire 2033[2,3,5]	1,163,990	1,278
Consumer discretionary 0.00%
Central European Media Enterprises Ltd., warrants, expire 2018[2,3]	751,800	1,181
Total rights & warrants (cost: $926,000)		3,962
Convertible stocks 0.38% Health care 0.18%
Proteus Digital Health, Inc., Series G, convertible preferred[3,5]	3,044,139	40,000
Stemcentrx, Inc., Series F-1, convertible preferred[3,5]	332,000	7,649
		47,649
Information technology 0.18%
Domo, Inc., Series D-2, convertible preferred[3,5]	2,965,036	25,000
DocuSign, Inc., Series E, convertible preferred[3,5]	1,236,304	14,613
DocuSign, Inc., Series B, convertible preferred[3,5]	66,593	787
SMALLCAP World Fund — Page 12 of 15

unaudited
Convertible stocks Information technology (continued)	Shares	Value (000)
DocuSign, Inc., Series D, convertible preferred[3,5]	47,810	$565
DocuSign, Inc., Series B1, convertible preferred[3,5]	19,947	236
Foursquare Labs, Inc., Series D, convertible preferred[3,5]	1,551,988	6,225
		47,426
Telecommunication services 0.02%
Iridium Communications Inc., Series A, convertible preferred[1,4]	60,000	5,584
Total convertible stocks (cost: $112,587,000)		100,659
Bonds, notes & other debt instruments 0.60% U.S. Treasury bonds & notes 0.52% U.S. Treasury 0.52%	Principal amount (000)
U.S. Treasury 1.625% 2026[6]	$78,080	77,013
U.S. Treasury 2.50% 2046	64,965	63,367
Total U.S. Treasury bonds & notes		140,380
Corporate bonds & notes 0.08% Energy 0.06%
Denbury Resources Inc. 6.375% 2021	1,175	558
Denbury Resources Inc. 5.50% 2022	700	319
Denbury Resources Inc. 4.625% 2023	14,850	6,311
SM Energy Co. 5.625% 2025	12,050	8,431
		15,619
Consumer discretionary 0.02%
Central European Media Enterprises Ltd., First Lien, 15.00% 2017[7]	4,497	4,504
Total corporate bonds & notes		20,123
Total bonds, notes & other debt instruments (cost: $156,357,000)		160,503
Short-term securities 9.80%
Bank of Nova Scotia 0.50%–0.92% due 5/2/2016–10/14/2016[4]	64,500	64,417
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.39% due 4/14/2016	46,300	46,293
BNP Paribas Finance Inc. 0.45%–0.59% due 4/4/2016–6/3/2016	125,200	125,153
Electricité de France 0.48% due 4/1/2016[4]	88,300	88,300
Export Development Canada 0.57% due 6/20/2016	52,100	52,050
Federal Home Loan Bank 0.26%–0.60% due 4/6/2016–8/1/2016	320,200	320,088
Freddie Mac 0.46%–0.51% due 4/13/2016–4/26/2016	55,600	55,595
Jupiter Securitization Co., LLC 0.60% due 7/21/2016[4]	25,000	24,948
Kells Funding, LLC 0.58% due 5/11/2016[4]	56,100	56,072
KfW 0.55% due 5/27/2016[4]	102,300	102,233
Liberty Street Funding Corp. 0.58% due 5/23/2016[4]	48,200	48,165
Mitsubishi UFJ Trust and Banking Corp. 0.47%–0.49% due 4/11/2016–5/24/2016[4]	173,800	173,717
Mizuho Bank, Ltd. 0.60%–0.61% due 6/8/2016–6/20/2016[4]	160,200	160,019
National Australia Bank Ltd. 0.89% due 11/1/2016[4]	15,500	15,423
Nestlé Finance International Ltd. 0.60% due 7/27/2016	32,500	32,438
Nordea Bank AB 0.61%–0.64% due 6/2/2016–7/8/2016[4]	178,700	178,489
Rabobank Nederland NV 0.64% due 5/3/2016	100,200	100,163
Royal Bank of Canada 0.71% due 6/13/2016	100,000	99,907
Sumitomo Mitsui Banking Corp. 0.35%–0.61% due 4/12/2016–5/13/2016[4]	162,500	162,438
Svenska Handelsbanken Inc. 0.56%–0.64% due 6/6/2016–7/11/2016[4]	139,100	138,890
Thunder Bay Funding, LLC 0.53%–0.82% due 4/14/2016–8/8/2016[4]	91,500	91,363
SMALLCAP World Fund — Page 13 of 15

unaudited
Short-term securities	Principal amount (000)	Value (000)
Toronto-Dominion Holdings USA Inc. 0.49% due 5/19/2016[4]	$72,500	$72,457
Total Capital Canada Ltd. 0.58%–0.59% due 4/14/2016–4/25/2016[4]	140,200	140,172
Toyota Credit Canada Inc. 0.55%–0.68% due 6/3/2016–7/19/2016	50,000	49,930
Toyota Motor Credit Corp. 0.40% due 4/5/2016	50,000	49,997
U.S. Treasury Bills 0.42% due 5/19/2016	50,000	49,989
Westpac Banking Corp. 0.47%–0.86% due 5/9/2016–9/26/2016[4]	126,200	125,868
Total short-term securities (cost: $2,624,150,000)		2,624,574
Total investment securities 99.82% (cost: $22,095,935,000)		26,733,028
Other assets less liabilities 0.18%		49,434
Net assets 100.00%		$26,782,462
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $533,566,000.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 3/31/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	4/8/2016	Barclays Bank PLC	$1,028	A$1,450	$(84)
Australian dollars	4/13/2016	HSBC Bank	$39,115	A$53,150	(1,603)
Australian dollars	5/27/2016	UBS AG	$1,518	A$2,000	(11)
British pounds	4/5/2016	UBS AG	$53,869	£38,626	(1,608)
British pounds	4/7/2016	JPMorgan Chase	$27,359	£19,503	(654)
British pounds	4/8/2016	Citibank	$49,264	£34,459	(229)
British pounds	4/11/2016	Barclays Bank PLC	$17,293	£12,465	(610)
British pounds	4/12/2016	Bank of America, N.A.	$67,684	£46,673	649
British pounds	4/12/2016	Barclays Bank PLC	$5,975	£4,122	54
British pounds	5/11/2016	Citibank	$67,343	£47,310	(614)
Canadian dollars	4/7/2016	UBS AG	$24,125	C$34,000	(2,055)
Euros	4/13/2016	HSBC Bank	$12,413	€11,315	(467)
Euros	4/14/2016	Citibank	$1,795	€1,650	(83)
Japanese yen	4/13/2016	JPMorgan Chase	$19,480	¥2,208,500	(151)
Japanese yen	4/18/2016	HSBC Bank	$24,913	¥2,842,000	(354)
Japanese yen	4/22/2016	UBS AG	$59,440	¥6,685,000	1
Japanese yen	4/25/2016	JPMorgan Chase	$7,324	¥826,910	(29)
Japanese yen	4/28/2016	UBS AG	$5,891	¥669,165	(60)
Japanese yen	5/18/2016	Bank of New York Mellon	$2,984	¥339,900	(41)
Japanese yen	6/6/2016	HSBC Bank	$10,684	¥1,200,000	1
Singapore dollars	5/26/2016	Barclays Bank PLC	$14,469	S$20,302	(589)
Thai baht	5/9/2016	JPMorgan Chase	$4,817	THB171,650	(58)
					$(8,595)

SMALLCAP World Fund — Page 14 of 15

unaudited
[1]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[2]	Security did not produce income during the last 12 months.
[3]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $228,863,000, which represented .85% of the net assets of the fund.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,738,618,000, which represented 6.49% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $9,102,000, which represented .03% of the net assets of the fund.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Proteus Digital Health, Inc., Series G, convertible preferred	5/6/2014-7/23/2014	$40,000	$40,000.15%
Domo, Inc., Series D-2, convertible preferred	3/31/2015	25,000	25,000.09
Acerta Pharma BV	5/7/2015	11,250	17,960.07
DocuSign, Inc., Series E, convertible preferred	2/28/2014	16,236	14,613.06
DocuSign, Inc., Series B, convertible preferred	2/28/2014	875	787.00
DocuSign, Inc., Series D, convertible preferred	2/28/2014	628	565.00
DocuSign, Inc., Series B1, convertible preferred	2/28/2014	262	236.00
Venture Global LNG, Inc., Class C	5/1/2015	12,720	12,720.05
Stemcentrx, Inc., Series F-1, convertible preferred	6/10/2014	4,007	7,649.03
Foursquare Labs, Inc., Series D, convertible preferred	12/3/2013	20,000	6,225.02
Foursquare Labs, Inc., warrants, expire 2033	12/3/2013	—	1,278.01
Total private placement securities		$130,978	$127,033.46%

Key to abbreviations and symbols
ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
A$ = Australian dollars
CAD/C$ = Canadian dollars
€= Euros
£ = British pounds
¥ = Japanese yen
SEK = Swedish kronor
S$ = Singapore dollars
THB = Thai baht
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-035-0516O-S49212	SMALLCAP World Fund — Page 15 of 15

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 31, 2016

By /s/ Kimberley H. Monasterio
Kimberley H. Monasterio, Treasurer and Principal Financial Officer

Date: May 31, 2016